Quarterly Report
December 31, 2021
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
December 31, 2021
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	37,415	$3,219,935
Apparel Retail - 1.4%
Ross Stores Inc.	74,066	8,464,263
Application Software - 2.6%
Adobe Inc. (a)	6,611	3,748,833
Intuit Inc.	2,381	1,531,507
salesforce.com Inc. (a)	26,384	6,704,966
Splunk Inc. (a)	34,244	3,962,716
		15,948,022
Asset Management & Custody Banks - 0.2%
Blackstone Inc.	10,144	1,312,532
Auto Parts & Equipment - 0.8%
Magna International Inc.	62,642	5,070,244
Automotive Retail - 0.6%
O'Reilly Automotive Inc. (a)	5,530	3,905,452
Biotechnology - 1.3%
BioMarin Pharmaceutical Inc. (a)	28,707	2,536,263
Vertex Pharmaceuticals Inc. (a)	25,405	5,578,938
		8,115,201
Building Products - 0.9%
Allegion plc	12,255	1,623,052
Trane Technologies PLC	17,580	3,551,688
		5,174,740
Cable & Satellite - 1.5%
Charter Communications Inc., Class A (a)	2,895	1,887,453
Comcast Corp., Class A	141,612	7,127,332
		9,014,785
Communications Equipment - 0.2%
Cisco Systems Inc.	22,070	1,398,576
Construction Materials - 0.3%
Martin Marietta Materials Inc.	3,846	1,694,240
Data Processing & Outsourced Services - 5.9%
Fidelity National Information Services Inc.	62,359	6,806,485
Mastercard Inc., Class A	31,509	11,321,814
PayPal Holdings Inc. (a)	19,008	3,584,529
Visa Inc., Class A	64,833	14,049,959
		35,762,787
Diversified Banks - 2.1%
JPMorgan Chase & Co.	81,618	12,924,210
Diversified Support Services - 1.0%
Cintas Corp.	5,550	2,459,594
IAA Inc. (a)	71,375	3,613,002
		6,072,596
Electric Utilities - 0.9%
NextEra Energy Inc.	58,033	5,417,961
Electronic Components - 1.5%
Amphenol Corp., Class A	68,901	6,026,082
	Number of Shares	Fair Value
Corning Inc.	84,084	$3,130,447
		9,156,529
Environmental & Facilities Services - 0.8%
Waste Management Inc.	30,587	5,104,970
Financial Exchanges & Data - 1.0%
CME Group Inc.	11,727	2,679,150
S&P Global Inc.	6,903	3,257,733
		5,936,883
Footwear - 0.4%
NIKE Inc., Class B	13,497	2,249,545
Healthcare Equipment - 3.2%
Becton Dickinson & Co.	11,372	2,859,830
Boston Scientific Corp. (a)	163,141	6,930,230
Edwards Lifesciences Corp. (a)	16,450	2,131,097
Medtronic PLC	42,968	4,445,040
Zimmer Biomet Holdings Inc.	26,646	3,385,108
		19,751,305
Healthcare Services - 0.7%
Cigna Corp.	17,293	3,970,992
Home Improvement Retail - 2.3%
Lowe's Companies Inc.	46,297	11,966,849
The Home Depot Inc.	5,506	2,285,045
		14,251,894
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A (a)	39,676	6,556,062
Household Products - 1.4%
Colgate-Palmolive Co.	25,079	2,140,242
The Procter & Gamble Co.	39,290	6,427,058
		8,567,300
Hypermarkets & Super Centers - 0.3%
Walmart Inc.	14,265	2,064,003
Industrial Conglomerates - 1.4%
Honeywell International Inc.	40,155	8,372,719
Industrial Gases - 1.5%
Air Products & Chemicals Inc.	28,920	8,799,199
Industrial Machinery - 1.6%
Parker-Hannifin Corp.	23,635	7,518,766
Xylem Inc.	16,338	1,959,253
		9,478,019
Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	9,992	1,736,809
Integrated Oil & Gas - 0.6%
Chevron Corp.	31,615	3,710,020
Interactive Home Entertainment - 0.2%
Activision Blizzard Inc.	17,374	1,155,892
Interactive Media & Services - 7.9%
Alphabet Inc., Class C (a)	3,416	9,884,503
Alphabet Inc., Class A (a)	7,619	22,072,548

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Meta Platforms Inc., Class A (a)	48,639	$16,359,728
		48,316,779
Internet & Direct Marketing Retail - 4.5%
Amazon.com Inc. (a)(b)	8,172	27,248,227
Investment Banking & Brokerage - 1.3%
The Charles Schwab Corp.	91,785	7,719,119
IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	6,475	2,684,211
Life & Health Insurance - 0.1%
Lincoln National Corp.	12,583	858,916
Life Sciences Tools & Services - 0.3%
IQVIA Holdings Inc. (a)	6,580	1,856,481
Managed Healthcare - 2.6%
Humana Inc.	6,820	3,163,525
UnitedHealth Group Inc.	25,656	12,882,904
		16,046,429
Movies & Entertainment - 1.8%
Netflix Inc. (a)	8,726	5,256,891
The Walt Disney Co. (a)	37,467	5,803,264
		11,060,155
Multi-Line Insurance - 0.3%
American International Group Inc.	30,367	1,726,668
Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	22,987	6,873,113
Multi-Utilities - 1.3%
Sempra Energy	61,488	8,133,633
Oil & Gas Equipment & Services - 0.4%
Schlumberger N.V.	89,431	2,678,458
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	85,658	6,182,794
Pioneer Natural Resources Co.	15,203	2,765,122
		8,947,916
Packaged Foods & Meats - 1.5%
Mondelez International Inc., Class A	135,501	8,985,071
Personal Products - 0.3%
The Estee Lauder Companies Inc., Class A	5,233	1,937,257
Pharmaceuticals - 4.5%
AstraZeneca PLC, ADR	26,697	1,555,100
Bristol-Myers Squibb Co.	55,344	3,450,698
Elanco Animal Health Inc. (a)	47,393	1,345,013
Johnson & Johnson	63,681	10,893,909
Merck & Company Inc.	115,713	8,868,244
Viatris Inc.	73,099	989,030
		27,101,994
Property & Casualty Insurance - 1.2%
Chubb Ltd.	36,151	6,988,350
	Number of Shares	Fair Value
Railroads - 0.6%
Union Pacific Corp.	15,455	$3,893,578
Regional Banks - 2.9%
First Republic Bank	23,956	4,947,154
Regions Financial Corp.	379,124	8,264,903
SVB Financial Group (a)	6,655	4,513,687
		17,725,744
Restaurants - 0.6%
McDonald's Corp.	14,248	3,819,461
Semiconductor Equipment - 1.5%
Applied Materials Inc.	56,348	8,866,921
Semiconductors - 5.5%
Advanced Micro Devices Inc. (a)	27,422	3,946,026
NVIDIA Corp.	26,028	7,655,095
QUALCOMM Inc.	73,732	13,483,371
Texas Instruments Inc.	45,559	8,586,504
		33,670,996
Soft Drinks - 0.9%
PepsiCo Inc.	30,720	5,336,371
Specialized REITs - 1.1%
American Tower Corp.	22,266	6,512,805
Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	21,134	1,707,204
Ecolab Inc.	4,708	1,104,450
PPG Industries Inc.	9,181	1,583,172
		4,394,826
Systems Software - 7.8%
Microsoft Corp.	124,195	41,769,262
Oracle Corp.	24,483	2,135,163
ServiceNow Inc. (a)	5,210	3,381,863
		47,286,288
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc. (b)	192,076	34,106,935
Trading Companies & Distributors - 1.0%
United Rentals Inc. (a)	18,582	6,174,613
Trucking - 0.1%
Lyft Inc., Class A (a)	15,579	665,691
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	11,368	1,318,461
Total Common Stock (Cost $350,370,010)		597,293,152
Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (c)(d) (Cost $10,941,693)	10,941,693	10,941,693
Total Investments (Cost $361,311,703)		608,234,845
Other Assets and Liabilities, net - 0.2%		1,131,721
NET ASSETS - 100.0%		$609,366,566

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	24	$5,643,836	$5,710,200	$66,364
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$597,293,152	$—	$—	$597,293,152
Short-Term Investments	10,941,693	—	—	10,941,693
Total Investments in Securities	$608,234,845	$—	$—	$608,234,845
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	66,364	—	—	66,364
Total Other Financial Instruments	$66,364	$—	$—	$66,364

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	9,885,922	$9,885,922	$24,861,516	$23,805,745	$—	$—	10,941,693	$10,941,693	$931
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.5% †
Apparel Retail - 2.2%
Ross Stores Inc.	19,780	$2,260,458
Application Software - 4.0%
Adobe Inc. (a)	1,129	640,211
salesforce.com Inc. (a)	7,096	1,803,306
Splunk Inc. (a)	14,473	1,674,816
		4,118,333
Biotechnology - 2.6%
BioMarin Pharmaceutical Inc. (a)	14,907	1,317,033
Vertex Pharmaceuticals Inc. (a)	6,193	1,359,983
		2,677,016
Cable & Satellite - 1.7%
Charter Communications Inc., Class A (a)	2,644	1,723,809
Data Processing & Outsourced Services - 10.2%
Fidelity National Information Services Inc.	13,464	1,469,596
Mastercard Inc., Class A	7,738	2,780,418
PayPal Holdings Inc. (a)	12,068	2,275,783
Visa Inc., Class A	18,855	4,086,067
		10,611,864
Financial Exchanges & Data - 1.4%
S&P Global Inc.	2,990	1,411,071
Healthcare Equipment - 1.6%
Boston Scientific Corp. (a)	40,084	1,702,768
Home Improvement Retail - 2.8%
Lowe's Companies Inc.	11,284	2,916,688
Industrial Conglomerates - 1.4%
Honeywell International Inc.	6,791	1,415,991
Industrial Gases - 0.9%
Air Products & Chemicals Inc. (b)	3,061	931,340
Industrial Machinery - 1.7%
Parker-Hannifin Corp.	5,564	1,770,020
Interactive Media & Services - 13.5%
Alphabet Inc., Class C (a)	2,185	6,322,494
Alphabet Inc., Class A (a)	785	2,274,176
Meta Platforms Inc., Class A (a)	15,916	5,353,347
		13,950,017
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. ADR (a)(b)	6,968	827,729
Amazon.com Inc. (a)	2,308	7,695,657
Chewy Inc., Class A (a)	16,958	1,000,013
		9,523,399
	Number of Shares	Fair Value
Investment Banking & Brokerage - 1.7%
The Charles Schwab Corp.	21,287	$1,790,237
Managed Healthcare - 1.7%
UnitedHealth Group Inc.	3,439	1,726,860
Movies & Entertainment - 1.0%
The Walt Disney Co. (a)	6,505	1,007,559
Pharmaceuticals - 1.2%
Elanco Animal Health Inc. (a)	43,450	1,233,111
Regional Banks - 1.0%
First Republic Bank	5,121	1,057,538
Semiconductor Equipment - 2.2%
Applied Materials Inc.	14,585	2,295,096
Semiconductors - 7.4%
Advanced Micro Devices Inc. (a)	12,672	1,823,501
NVIDIA Corp.	6,977	2,052,005
QUALCOMM Inc.	20,587	3,764,745
		7,640,251
Soft Drinks - 1.1%
PepsiCo Inc.	6,423	1,115,739
Specialized REITs - 1.7%
American Tower Corp.	5,920	1,731,600
Systems Software - 13.8%
Microsoft Corp.	35,291	11,869,069
ServiceNow Inc. (a)	3,696	2,399,111
		14,268,180
Technology Hardware, Storage & Peripherals - 10.1%
Apple Inc.	58,797	10,440,583
Trading Companies & Distributors - 1.4%
United Rentals Inc. (a)	4,473	1,486,333
Trucking - 1.0%
Lyft Inc., Class A (a)	25,012	1,068,763
Total Common Stock (Cost $50,444,227)		101,874,624
Short-Term Investments - 1.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)(d) (Cost $1,570,250)	1,570,250	1,570,250
Total Investments (Cost $52,014,477)		103,444,874
Liabilities in Excess of Other Assets, net - (0.0)%*		(6,022)
NET ASSETS - 100.0%		$103,438,852

Other Information:

The Fund had the following long futures contracts open at December 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 Emini Index Futures	March 2022	5	$1,175,722	$1,189,625	$13,903
See Notes to Schedule of Investments.
4	State Street Institutional Premier Growth Equity Fund

State Street Institutional Premier Growth Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$101,874,624	$—	$—	$101,874,624
Short-Term Investments	1,570,250	—	—	1,570,250
Total Investments in Securities	$103,444,874	$—	$—	$103,444,874
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	13,903	—	—	13,903
Total Other Financial Instruments	$13,903	$—	$—	$13,903

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,877,600	$1,877,600	$1,968,095	$2,275,445	$—	$—	1,570,250	$1,570,250	$109
The Consumer Discretionary Select Sector SPDR Fund	12,585	2,258,378	—	2,253,767	250,871	(255,482)	—	—	—
The Technology Select Sector SPDR Fund	5,819	868,893	—	858,319	110,117	(120,691)	—	—	—
TOTAL		$5,004,871	$1,968,095	$5,387,531	$360,988	$(376,173)		$1,570,250	$109
See Notes to Schedule of Investments.
State Street Institutional Premier Growth Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.2% †
Agricultural & Farm Machinery - 0.8%
AGCO Corp. (a)	98,104	$11,382,026
Agricultural Products - 1.3%
Darling Ingredients Inc. (b)	250,283	17,342,109
Airlines - 0.1%
Allegiant Travel Co. (a)(b)	8,156	1,525,498
Aluminum - 0.2%
Alcoa Corp. (a)	53,153	3,166,856
Apparel Retail - 0.4%
American Eagle Outfitters Inc.	98,510	2,494,273
The Buckle Inc.	83,146	3,517,907
		6,012,180
Application Software - 6.9%
ACI Worldwide Inc. (a)(b)	157,820	5,476,354
Alarm.com Holdings Inc. (a)(b)	35,025	2,970,470
Altair Engineering Inc., Class A (a)(b)	59,149	4,573,401
Asana Inc., Class A (b)	21,200	1,580,460
Blackbaud Inc. (b)	127,323	10,055,970
Blackline Inc. (b)	89,071	9,222,411
Cerence Inc. (b)	62,299	4,774,595
Envestnet Inc. (b)	46,000	3,649,640
Model N Inc. (b)	41,257	1,238,948
New Relic Inc. (b)	126,500	13,909,940
Paylocity Holding Corp. (b)	12,912	3,049,298
Pegasystems Inc.	24,102	2,695,086
PROS Holdings Inc. (b)	24,526	845,902
Q2 Holdings Inc. (b)	92,500	7,348,200
SPS Commerce Inc. (b)	26,543	3,778,396
Sumo Logic Inc. (b)	221,000	2,996,760
The Descartes Systems Group Inc. (b)	22,551	1,864,517
Vertex Inc., Class A (b)	71,477	1,134,340
Workiva Inc. (b)	66,208	8,639,482
Yext Inc. (b)	395,500	3,923,360
		93,727,530
Auto Parts & Equipment - 1.3%
Dana Inc.	89,720	2,047,411
Dorman Products Inc. (b)	110,329	12,468,280
Gentex Corp.	39,048	1,360,823
LCI Industries	12,306	1,918,136
		17,794,650
Automobile Manufacturers - 1.0%
Thor Industries Inc.	127,725	13,254,023
Automotive Retail - 1.3%
America's Car-Mart Inc. (b)	17,498	1,791,795
Group 1 Automotive Inc.	29,582	5,774,998
Monro Inc.	29,424	1,714,537
Murphy USA Inc.	43,613	8,689,454
		17,970,784
Biotechnology - 1.1%
Avid Bioservices Inc. (b)	121,085	3,533,260
Emergent BioSolutions Inc. (b)	72,663	3,158,661
Halozyme Therapeutics Inc. (b)	36,334	1,460,990
Heron Therapeutics Inc. (b)	421,355	3,846,971
	Number of Shares	Fair Value
Veracyte Inc. (b)	76,500	$3,151,800
		15,151,682
Building Products - 1.1%
CSW Industrials Inc.	31,000	3,746,660
Gibraltar Industries Inc. (b)	107,305	7,155,098
Insteel Industries Inc.	24,589	978,888
UFP Industries Inc.	35,238	3,242,248
		15,122,894
Commodity Chemicals - 0.6%
Hawkins Inc.	36,104	1,424,303
Koppers Holdings Inc. (b)	206,912	6,476,345
		7,900,648
Communications Equipment - 0.3%
Extreme Networks Inc. (b)	138,337	2,171,891
Plantronics Inc. (b)	69,596	2,041,947
		4,213,838
Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	30,800	1,479,632
Construction & Engineering - 1.5%
Dycom Industries Inc. (b)	145,158	13,610,014
IES Holdings Inc. (b)	16,185	819,608
Valmont Industries Inc.	14,679	3,677,090
WillScot Mobile Mini Holdings Corp. (b)	60,479	2,469,962
		20,576,674
Construction Machinery & Heavy Trucks - 1.1%
Alamo Group Inc. (a)	12,960	1,907,453
Astec Industries Inc.	54,732	3,791,285
Meritor Inc. (b)	118,578	2,938,363
The Greenbrier Companies Inc.	55,447	2,544,463
The Manitowoc Company Inc. (b)	50,760	943,628
Wabash National Corp.	116,017	2,264,652
		14,389,844
Construction Materials - 0.1%
Eagle Materials Inc.	11,034	1,836,720
Consumer Finance - 0.4%
PRA Group Inc. (b)	28,756	1,443,839
PROG Holdings Inc. (b)	85,883	3,874,182
		5,318,021
Data Processing & Outsourced Services - 0.7%
Cass Information Systems Inc.	10,516	413,489
CSG Systems International Inc.	81,104	4,673,213
Verra Mobility Corp. (b)	251,407	3,879,210
		8,965,912
Distillers & Vintners - 1.5%
MGP Ingredients Inc.	239,888	20,388,081
Distributors - 0.7%
LKQ Corp.	147,644	8,863,069
Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	46,638	2,382,269

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Materion Corp.	12,444	$1,144,101
		3,526,370
Diversified REITs - 0.3%
Alpine Income Property Trust Inc. (a)	68,578	1,374,303
American Assets Trust Inc.	56,009	2,102,018
Essential Properties Realty Trust Inc.	36,988	1,066,364
		4,542,685
Diversified Support Services - 1.7%
Healthcare Services Group Inc.	206,690	3,677,015
IAA Inc. (b)	43,753	2,214,777
Matthews International Corp., Class A	67,095	2,460,374
Ritchie Bros Auctioneers Inc.	220,418	13,491,786
UniFirst Corp.	7,394	1,555,697
		23,399,649
Education Services - 0.5%
2U Inc. (a)(b)	44,595	895,021
Grand Canyon Education Inc. (b)	32,646	2,798,089
Stride Inc. (b)	105,539	3,517,615
		7,210,725
Electric Utilities - 0.8%
ALLETE Inc. (a)	14,472	960,217
IDACORP Inc.	85,571	9,696,050
		10,656,267
Electrical Components & Equipment - 0.4%
Acuity Brands Inc. (a)	6,669	1,411,961
Atkore Inc. (b)	4,603	511,807
Regal Rexnord Corp.	17,428	2,965,897
		4,889,665
Electronic Components - 1.5%
Belden Inc.	134,941	8,869,672
II-VI Inc. (b)	28,875	1,973,029
Littelfuse Inc.	24,573	7,732,631
Rogers Corp. (b)	7,536	2,057,328
		20,632,660
Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	130,599	5,703,258
Electronic Manufacturing Services - 0.3%
Methode Electronics Inc.	34,238	1,683,483
Plexus Corp. (b)	22,309	2,139,210
		3,822,693
Environmental & Facilities Services - 0.5%
Clean Harbors Inc. (b)	55,273	5,514,587
Montrose Environmental Group Inc. (b)	23,460	1,654,165
		7,168,752
Food Distributors - 0.3%
Performance Food Group Co. (b)	91,500	4,198,935
Footwear - 0.6%
Deckers Outdoor Corp. (b)	9,114	3,338,549
	Number of Shares	Fair Value
Wolverine World Wide Inc.	169,500	$4,883,295
		8,221,844
General Merchandise Stores - 0.1%
Ollie's Bargain Outlet Holdings Inc. (b)	17,896	916,096
Health Care REITs - 0.2%
Community Healthcare Trust Inc.	48,792	2,306,398
Healthcare Distributors - 0.7%
AdaptHealth Corp. (a)(b)	153,594	3,756,909
Covetrus Inc. (b)	261,180	5,215,765
		8,972,674
Healthcare Equipment - 4.4%
AtriCure Inc. (b)	52,500	3,650,325
Axonics Inc. (b)	30,500	1,708,000
Cardiovascular Systems Inc. (b)	150,000	2,817,000
CONMED Corp.	64,000	9,072,640
Envista Holdings Corp. (b)	35,200	1,586,112
Glaukos Corp. (b)	18,250	811,030
Globus Medical Inc., Class A (b)	75,500	5,451,100
Heska Corp. (b)	9,723	1,774,350
Integra LifeSciences Holdings Corp. (b)	126,500	8,474,235
IntriCon Corp. (b)	66,267	1,071,538
LeMaitre Vascular Inc.	23,513	1,181,058
Masimo Corp. (b)	6,000	1,756,680
Outset Medical Inc. (b)	80,500	3,710,245
Penumbra Inc. (b)	20,000	5,746,400
SI-BONE Inc. (b)	86,500	1,921,165
STERIS PLC	23,000	5,598,430
Tactile Systems Technology Inc. (b)	76,500	1,455,795
Vapotherm Inc. (b)	65,500	1,356,505
		59,142,608
Healthcare Facilities - 1.0%
Acadia Healthcare Company Inc. (a)(b)	107,512	6,525,979
Hanger Inc. (b)	138,018	2,502,266
The Ensign Group Inc.	32,049	2,690,834
The Pennat Group Inc. (b)	42,251	975,153
U.S. Physical Therapy Inc.	12,437	1,188,355
		13,882,587
Healthcare Services - 1.2%
Addus HomeCare Corp. (a)(b)	22,098	2,066,384
Amedisys Inc. (b)	19,675	3,184,989
AMN Healthcare Services Inc. (b)	29,374	3,593,321
Castle Biosciences Inc. (b)	48,256	2,068,735
Chemed Corp.	3,241	1,714,619
MEDNAX Inc. (b)	89,819	2,443,975
Privia Health Group Inc. (b)	58,553	1,514,766
		16,586,789
Healthcare Supplies - 0.9%
Avanos Medical Inc. (b)	55,500	1,924,185
BioLife Solutions Inc. (b)	81,180	3,025,579
ICU Medical Inc. (b)	7,357	1,746,111
Neogen Corp. (b)	35,520	1,612,963
OrthoPediatrics Corp. (b)	17,005	1,017,919

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Pulmonx Corp. (b)	91,500	$2,934,405
		12,261,162
Healthcare Technology - 1.3%
Certara Inc. (b)	49,812	1,415,657
Health Catalyst Inc. (b)	35,448	1,404,450
Inspire Medical Systems Inc. (b)	29,000	6,671,740
NextGen Healthcare Inc. (b)	110,034	1,957,505
Omnicell Inc. (b)	30,960	5,586,422
Phreesia Inc. (b)	28,850	1,201,891
		18,237,665
Home Building - 0.8%
Cavco Industries Inc. (b)	8,282	2,630,778
Green Brick Partners Inc. (b)	44,000	1,334,520
Taylor Morrison Home Corp. (b)	131,370	4,592,695
TopBuild Corp. (b)	8,731	2,408,970
		10,966,963
Home Furnishing Retail - 0.3%
The Aaron's Company Inc. (a)	139,145	3,429,924
Home Furnishings - 0.2%
La-Z-Boy Inc.	62,872	2,282,882
Home Improvement Retail - 0.1%
Floor & Decor Holdings Inc., Class A (b)	12,193	1,585,212
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	320,308	4,461,890
Sunstone Hotel Investors Inc. (b)	116,445	1,365,900
		5,827,790
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	5,338	1,304,981
Household Products - 0.3%
Central Garden & Pet Co., Class A (b)	76,000	3,636,600
Industrial Machinery - 7.7%
Albany International Corp., Class A (a)	23,000	2,034,350
Altra Industrial Motion Corp. (a)	260,222	13,419,649
Barnes Group Inc.	237,173	11,049,890
Crane Co.	112,191	11,413,190
Enerpac Tool Group Corp.	441,860	8,960,921
ESCO Technologies Inc.	44,500	4,004,555
Evoqua Water Technologies Corp. (b)	206,500	9,653,875
John Bean Technologies Corp.	74,500	11,440,220
Kadant Inc.	7,460	1,719,381
Kornit Digital Ltd. (b)	24,910	3,792,547
Mueller Industries Inc.	104,220	6,186,499
Proto Labs Inc. (b)	6,717	344,918
RBC Bearings Inc. (b)	8,500	1,716,745
Standex International Corp.	28,500	3,153,810
The Timken Co.	196,056	13,584,720
Woodward Inc.	21,845	2,391,154
		104,866,424
Industrial REITs - 0.8%
EastGroup Properties Inc.	44,288	10,091,021
	Number of Shares	Fair Value
Innovative Industrial Properties Inc.	3,953	$1,039,283
		11,130,304
Insurance Brokers - 0.4%
BRP Group Inc., Class A (b)	115,305	4,163,664
Goosehead Insurance Inc., Class A	12,612	1,640,569
		5,804,233
Interactive Media & Services - 0.0% *
Vimeo Inc. (b)	36,557	656,564
Internet & Direct Marketing Retail - 0.5%
Fiverr International Ltd. (b)	12,362	1,405,559
Overstock.com Inc. (b)	22,271	1,314,212
Porch Group Inc. (b)	76,923	1,199,230
Revolve Group Inc. (b)	36,033	2,019,289
ThredUp Inc., Class A (b)	76,129	971,406
		6,909,696
Internet Services & Infrastructure - 0.2%
Squarespace Inc., Class A (b)	38,939	1,148,701
Switch Inc., Class A	55,160	1,579,782
		2,728,483
Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	18,738	3,344,921
Raymond James Financial Inc.	69,805	7,008,422
Stifel Financial Corp.	44,103	3,105,733
		13,459,076
IT Consulting & Other Services - 0.9%
Globant S.A. (b)	14,816	4,653,558
Grid Dynamics Holdings Inc. (b)	62,491	2,372,783
Unisys Corp. (b)	265,860	5,468,740
		12,495,081
Leisure Products - 1.6%
Malibu Boats Inc., Class A (b)	146,688	10,081,866
Polaris Inc.	111,610	12,267,055
		22,348,921
Life & Health Insurance - 0.4%
American Equity Investment Life Holding Co.	59,504	2,315,896
Trupanion Inc. (b)	27,289	3,602,966
		5,918,862
Life Sciences Tools & Services - 3.0%
Bruker Corp.	91,563	7,683,051
ICON PLC (b)	26,181	8,108,256
Medpace Holdings Inc. (b)	9,622	2,094,132
Repligen Corp. (b)	38,594	10,221,235
Syneos Health Inc. (b)	118,288	12,145,812
		40,252,486
Managed Healthcare - 0.1%
Progyny Inc. (b)	26,901	1,354,465
Marine - 0.1%
Kirby Corp. (b)	29,048	1,726,032
Metal & Glass Containers - 0.4%
TriMas Corp.	148,000	5,476,000

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	76,393	$2,956,409
Multi-Utilities - 0.1%
Avista Corp.	38,653	1,642,366
Office REITs - 0.9%
Corporate Office Properties Trust	48,332	1,351,846
Cousins Properties Inc.	154,784	6,234,700
Easterly Government Properties Inc.	177,933	4,078,224
		11,664,770
Office Services & Supplies - 0.9%
HNI Corp.	33,653	1,415,109
MSA Safety Inc.	75,240	11,358,230
		12,773,339
Oil & Gas Drilling - 0.1%
Helmerich & Payne Inc.	72,394	1,715,738
Oil & Gas Equipment & Services - 0.3%
ChampionX Corp. (b)	65,656	1,326,908
Oil States International Inc. (b)	437,934	2,176,532
		3,503,440
Oil & Gas Exploration & Production - 0.9%
Denbury Inc. (b)	23,265	1,781,866
Northern Oil & Gas Inc.	147,660	3,038,843
PDC Energy Inc.	145,062	7,076,124
Southwestern Energy Co. (b)	207,213	965,613
		12,862,446
Packaged Foods & Meats - 3.6%
Calavo Growers Inc.	23,558	998,859
Freshpet Inc. (b)	17,149	1,633,785
Hostess Brands Inc. (b)	417,500	8,525,350
J&J Snack Foods Corp.	25,500	4,027,980
Lancaster Colony Corp.	45,500	7,534,800
Sanderson Farms Inc.	69,411	13,263,054
The Simply Good Foods Co. (b)	224,900	9,349,093
Utz Brands Inc.	242,000	3,859,900
		49,192,821
Paper Packaging - 0.1%
UFP Technologies Inc. (b)	15,259	1,072,097
Personal Products - 0.5%
BellRing Brands Inc., Class A (b)	37,477	1,069,219
elf Beauty Inc. (b)	133,000	4,416,930
The Honest Company Inc. (b)	111,000	897,990
		6,384,139
Pharmaceuticals - 0.2%
Prestige Consumer Healthcare Inc. (b)	36,500	2,213,725
Property & Casualty Insurance - 1.8%
AMERISAFE Inc.	45,052	2,425,149
Argo Group International Holdings Ltd.	119,418	6,939,380
James River Group Holdings Ltd.	85,200	2,454,612
Palomar Holdings Inc. (b)	36,000	2,331,720
RLI Corp.	38,725	4,341,073
	Number of Shares	Fair Value
Selective Insurance Group Inc.	65,500	$5,367,070
		23,859,004
Publishing - 1.0%
John Wiley & Sons Inc., Class A	232,751	13,329,650
Regional Banks - 7.8%
1st Source Corp.	41,732	2,069,907
Atlantic Union Bankshares Corp.	37,470	1,397,256
Bank OZK	52,044	2,421,607
BankUnited Inc.	23,925	1,012,267
Banner Corp.	17,084	1,036,486
Bryn Mawr Bank Corp.	44,000	1,980,440
Cadence Bank	79,285	2,361,900
Community Bank System Inc.	42,500	3,165,400
Cullen/Frost Bankers Inc.	36,385	4,587,057
CVB Financial Corp.	137,000	2,933,170
Enterprise Financial Services Corp.	40,047	1,885,813
Equity Bancshares Inc., Class A	37,470	1,271,357
FB Financial Corp.	21,554	944,496
First Interstate BancSystem Inc., Class A	27,020	1,098,903
Fulton Financial Corp.	219,126	3,725,142
German American Bancorp Inc.	60,000	2,338,800
Great Western Bancorp Inc.	61,703	2,095,434
HomeStreet Inc.	39,429	2,050,308
Independent Bank Corp.	133,541	10,887,598
Meta Financial Group Inc.	28,669	1,710,393
National Bank Holdings Corp., Class A	36,746	1,614,619
Origin Bancorp Inc.	53,935	2,314,890
PacWest Bancorp	65,485	2,957,957
Peapack-Gladstone Financial Corp.	44,122	1,561,919
Pinnacle Financial Partners Inc.	21,037	2,009,034
Prosperity Bancshares Inc.	121,647	8,795,078
Renasant Corp.	152,941	5,804,111
Sandy Spring Bancorp Inc.	38,707	1,861,033
Stock Yards Bancorp Inc.	33,000	2,108,040
Texas Capital Bancshares Inc. (b)	35,451	2,135,923
UMB Financial Corp.	60,500	6,419,655
United Community Banks Inc.	46,302	1,664,094
Washington Trust Bancorp Inc.	32,500	1,832,025
Westamerica BanCorp	66,411	3,833,907
Western Alliance Bancorp	60,111	6,470,949
Wintrust Financial Corp.	34,235	3,109,223
		105,466,191
Research & Consulting Services - 0.4%
Exponent Inc.	18,436	2,152,034
Resources Connection Inc.	188,160	3,356,775
		5,508,809
Residential REITs - 0.3%
NexPoint Residential Trust Inc.	46,235	3,875,880
Restaurants - 1.2%
Brinker International Inc. (b)	33,353	1,220,386
Cracker Barrel Old Country Store Inc.	11,695	1,504,445
Shake Shack Inc., Class A (b)	35,000	2,525,600

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Texas Roadhouse Inc.	40,687	$3,632,535
The Cheesecake Factory Inc. (b)	53,410	2,091,002
Wingstop Inc.	28,500	4,924,800
		15,898,768
Retail REITs - 0.3%
Kite Realty Group Trust	115,155	2,508,076
The Macerich Co.	53,693	927,815
		3,435,891
Security & Alarm Services - 1.0%
The Brink's Co.	200,392	13,139,703
Semiconductor Equipment - 1.9%
Brooks Automation Inc.	47,327	4,879,887
CMC Materials Inc.	68,067	13,047,763
Ichor Holdings Ltd. (b)	41,972	1,931,971
Onto Innovation Inc. (b)	62,223	6,298,835
		26,158,456
Semiconductors - 1.2%
Diodes Inc. (b)	19,490	2,140,197
MaxLinear Inc. (b)	27,088	2,042,164
Power Integrations Inc.	21,505	1,997,600
Semtech Corp. (b)	86,013	7,649,136
SMART Global Holdings Inc. (b)	33,312	2,364,819
		16,193,916
Soft Drinks - 0.4%
Primo Water Corp.	255,228	4,499,670
Zevia PBC, Class A (b)	83,000	585,150
		5,084,820
Specialized Consumer Services - 1.0%
European Wax Center Inc., Class A (b)	4,530	137,486
OneSpaWorld Holdings Ltd. (b)	165,623	1,659,542
Terminix Global Holdings Inc. (b)	251,937	11,395,111
		13,192,139
Specialized REITs - 0.3%
National Storage Affiliates Trust	21,952	1,519,078
PotlatchDeltic Corp.	39,320	2,367,851
		3,886,929
Specialty Chemicals - 4.0%
Avient Corp.	161,951	9,061,158
Chase Corp.	11,960	1,190,737
Danimer Scientific Inc. (b)	79,713	679,155
HB Fuller Co.	15,676	1,269,756
Ingevity Corp. (b)	208,731	14,966,013
Innospec Inc.	42,500	3,839,450
Minerals Technologies Inc.	14,231	1,040,998
Quaker Chemical Corp.	24,067	5,554,182
Sensient Technologies Corp.	44,500	4,452,670
Stepan Co.	100,661	12,511,156
		54,565,275
	Number of Shares	Fair Value
Specialty Stores - 0.8%
Dick's Sporting Goods Inc.	13,852	$1,592,842
Five Below Inc. (b)	16,929	3,502,441
National Vision Holdings Inc. (b)	33,058	1,586,453
Sally Beauty Holdings Inc. (b)	196,500	3,627,390
		10,309,126
Steel - 0.4%
Carpenter Technology Corp.	33,447	976,318
Commercial Metals Co.	101,482	3,682,782
Steel Dynamics Inc.	22,962	1,425,251
		6,084,351
Systems Software - 1.3%
Ping Identity Holding Corp. (b)	203,363	4,652,945
Sailpoint Technologies Holdings Inc. (b)	132,000	6,380,880
Tenable Holdings Inc. (b)	116,500	6,415,655
		17,449,480
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc., Class A (b)	344,500	11,213,475
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp Inc.	20,418	978,839
Premier Financial Corp.	48,538	1,500,310
Washington Federal Inc.	36,816	1,228,918
WSFS Financial Corp.	117,835	5,905,890
		9,613,957
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc.	98,517	10,117,696
Boise Cascade Co.	17,256	1,228,627
McGrath RentCorp.	17,359	1,393,233
Transcat Inc. (b)	14,000	1,294,020
Univar Solutions Inc. (b)	431,673	12,237,930
		26,271,506
Trucking - 0.7%
Marten Transport Ltd.	87,794	1,506,545
Saia Inc. (b)	24,270	8,179,718
		9,686,263
Total Common Stock (Cost $887,991,446)		1,307,028,011
Short-Term Investments - 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(c)(d) (Cost $47,091,783)	47,091,783	47,091,783
Total Investments (Cost $935,083,229)		1,354,119,794
Other Assets and Liabilities, net - 0.3%		4,243,916
NET ASSETS - 100.0%		$1,358,363,710

See Notes to Schedule of Investments.
10	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2022	202	$21,978,109	$22,652,280	$674,171
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.
*	Less than 0.05%.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$1,307,028,011	$—	$—	$1,307,028,011
Short-Term Investments	47,091,783	—	—	47,091,783
Total Investments in Securities	$1,354,119,794	$—	$—	$1,354,119,794
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	674,171	—	—	674,171
Total Other Financial Instruments	$674,171	$—	$—	$674,171

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	49,748,651	$49,748,651	$93,270,810	$95,927,678	$—	$—	47,091,783	$47,091,783	$3,361
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	11

State Street Institutional International Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 97.9% †
Australia - 1.8%
BHP Group PLC	71,260	$2,122,916
Brazil - 0.3%
Itau Unibanco Holding S.A. ADR (a)	102,462	384,233
Canada - 1.3%
Brookfield Asset Management Inc., Class A	25,742	1,556,768
France - 17.2%
Air Liquide S.A.	17,745	3,093,938
AXA S.A.	72,370	2,155,003
BNP Paribas S.A.	37,409	2,585,247
Cie de Saint-Gobain	31,260	2,199,408
Dassault Systemes SE	26,313	1,565,279
LVMH Moet Hennessy Louis Vuitton SE	4,513	3,731,097
Safran S.A.	17,698	2,166,783
Worldline S.A. (b)(c)	40,564	2,260,800
		19,757,555
Germany - 7.0%
adidas AG	5,433	1,564,372
HeidelbergCement AG	18,993	1,285,563
Infineon Technologies AG	63,265	2,932,476
SAP SE	15,627	2,219,600
		8,002,011
Hong Kong - 2.3%
AIA Group Ltd.	267,802	2,699,901
Ireland - 1.4%
Kerry Group PLC, Class A	12,135	1,562,841
Japan - 23.9%
Daikin Industries Ltd.	12,500	2,832,052
Disco Corp.	6,800	2,075,637
FANUC Corp.	4,449	941,918
Fast Retailing Company Ltd.	2,300	1,304,442
Hoya Corp.	17,354	2,578,498
Kao Corp.	24,900	1,301,490
Komatsu Ltd.	88,100	2,060,678
Mitsubishi UFJ Financial Group Inc.	429,374	2,330,041
Murata Manufacturing Company Ltd.	23,137	1,839,829
Nidec Corp.	8,058	946,065
Recruit Holdings Company Ltd.	45,200	2,736,611
Secom Company Ltd.	14,600	1,012,510
Shimadzu Corp.	43,443	1,831,582
Shiseido Company Ltd.	31,338	1,745,490
Tokio Marine Holdings Inc.	34,649	1,923,290
		27,460,133
	Number of Shares	Fair Value
Netherlands - 9.5%
ASML Holding N.V.	5,128	$4,121,164
ING Groep N.V.	169,545	2,360,337
Koninklijke DSM N.V.	11,168	2,514,649
Universal Music Group N.V.	70,691	1,992,059
		10,988,209
Norway - 1.9%
Equinor ASA	79,921	2,137,982
Portugal - 0.9%
Galp Energia SGPS S.A.	103,070	998,639
Spain - 3.7%
Cellnex Telecom S.A. (b)	34,938	2,033,457
Industria de Diseno Textil S.A.	70,160	2,276,293
		4,309,750
Sweden - 2.2%
Assa Abloy AB, Class B	84,988	2,592,674
Switzerland - 9.8%
Nestle S.A.	31,154	4,357,423
Novartis AG	36,851	3,246,884
Roche Holding AG	8,713	3,625,197
		11,229,504
Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.	62,548	1,390,357
United Kingdom - 9.9%
Ashtead Group PLC	32,676	2,629,811
AstraZeneca PLC	28,426	3,341,169
London Stock Exchange Group PLC	24,751	2,323,213
Prudential PLC	97,416	1,681,640
Vodafone Group PLC	941,909	1,432,178
		11,408,011
United States - 3.6%
Schneider Electric SE	20,931	4,105,018
Total Common Stock (Cost $82,665,767)		112,706,502
Short-Term Investments - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (a)(d)(e) (Cost $1,429,369)	1,429,369	1,429,369
Total Investments (Cost $84,095,136)		114,135,871
Other Assets and Liabilities, net - 0.8%		947,898
NET ASSETS - 100.0%		$115,083,769

Other Information:

The Fund had the following short futures contracts open at December 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2022	4	$(456,771)	$(464,360)	$(7,589)
See Notes to Schedule of Investments.
12	State Street Institutional International Equity Fund

State Street Institutional International Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to $4,294,257 or 3.73% of the net assets of the State Street Institutional International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Non-income producing security.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.

Abbreviations:
ADR - American Depositary Receipt
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$112,706,502	$—	$—	$112,706,502
Short-Term Investments	1,429,369	—	—	1,429,369
Total Investments in Securities	$114,135,871	$—	$—	$114,135,871
Other Financial Instruments
Short Futures Contracts - Unrealized Depreciation	(7,589)	—	—	(7,589)
Total Other Financial Instruments	$(7,589)	$—	$—	$(7,589)
The Fund was invested in the following sectors at December 31, 2021 :
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.95%
Diversified Banks	6.71%
Building Products	6.68%
Semiconductor Equipment	5.43%
Packaged Foods & Meats	5.19%
Apparel, Accessories & Luxury Goods	4.64%
Electrical Components & Equipment	4.43%
Life & Health Insurance	3.84%
Semiconductors	3.79%
Application Software	3.31%
Apparel Retail	3.14%
Integrated Oil & Gas	2.74%
Industrial Gases	2.71%
Personal Products	2.67%
See Notes to Schedule of Investments.
State Street Institutional International Equity Fund	13

State Street Institutional International Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Sector	Percentage (based on Fair Value)
Human Resource & Employment Services	2.40%
Trading Companies & Distributors	2.30%
Healthcare Supplies	2.26%
Specialty Chemicals	2.20%
Financial Exchanges & Data	2.04%
Data Processing & Outsourced Services	1.98%
Aerospace & Defense	1.90%
Multi-Line Insurance	1.89%
Diversified Metals & Mining	1.86%
Construction Machinery & Heavy Trucks	1.81%
Integrated Telecommunication Services	1.78%
Movies & Entertainment	1.75%
Property & Casualty Insurance	1.68%
Electronic Components	1.61%
Electronic Equipment & Instruments	1.60%
Asset Management & Custody Banks	1.36%
Wireless Telecommunication Services	1.25%
Construction Materials	1.13%
Security & Alarm Services	0.89%
Industrial Machinery	0.83%
98.75%
Short-Term Investments
Short-Term Investments	1.25%
100.00%

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,174,331	$1,174,330	$2,256,962	$2,001,923	$—	$—	1,429,369	$1,429,369	$90
See Notes to Schedule of Investments.
14	State Street Institutional International Equity Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.8% †
U.S. Treasuries - 31.7%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$2,543,000	$2,236,648
1.25%, 05/15/50 (a)	261,900	223,515
1.88%, 02/15/41	1,340,000	1,330,369
1.88%, 02/15/51 (a)	1,039,000	1,032,993
2.25%, 08/15/46 (a)	883,600	937,859
3.00%, 08/15/48 (a)	1,978,400	2,430,959
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23 (a)	3,832,900	3,791,067
0.25%, 07/31/25 (a)	4,051,100	3,930,833
0.63%, 10/15/24 (a)	2,356,000	2,337,778
0.75%, 04/30/26 - 01/31/28 (a)	17,672,000	17,117,410
1.38%, 01/31/22 (a)	4,262,000	4,265,829
1.63%, 05/15/31 (a)	5,720,000	5,800,438
2.63%, 02/15/29 (a)	966,300	1,045,416
		46,481,114
Agency Mortgage Backed - 26.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	2,615,140	2,742,939
4.50%, 06/01/33 - 02/01/35 (a)	5,440	5,970
5.00%, 07/01/35 (a)	48,185	54,210
5.50%, 01/01/38 - 04/01/39 (a)	104,762	119,416
6.00%, 02/01/29 - 11/01/37 (a)	132,239	150,283
6.50%, 10/01/33 (a)	682	789
7.00%, 12/01/29 - 08/01/36 (a)	36,222	41,897
7.50%, 01/01/30 - 09/01/33 (a)	1,597	1,765
8.00%, 11/01/30 (a)	7,651	8,553
8.50%, 04/01/30 (a)	8,641	10,651
Federal National Mortgage Assoc.
2.50%, 02/01/51 - 03/01/51 (a)	5,821,563	5,962,683
3.00%, 03/01/50 (a)	574,217	595,566
3.50%, 08/01/45 - 01/01/48 (a)	2,767,093	2,958,806
4.00%, 01/01/41 - 01/01/50 (a)	1,854,583	2,007,958
4.50%, 07/01/33 - 12/01/48 (a)	985,906	1,080,747
5.00%, 03/01/34 - 05/01/39 (a)	120,108	134,985
5.50%, 12/01/32 - 04/01/38 (a)	203,083	229,175
6.00%, 02/01/29 - 07/01/35 (a)	250,845	284,235
6.50%, 07/01/29 - 08/01/36 (a)	26,348	29,128
7.00%, 10/01/32 - 02/01/34 (a)	5,591	6,167
7.50%, 12/01/23 - 03/01/33 (a)	19,519	22,033
8.00%, 07/01/25 - 10/01/31 (a)	4,321	4,709
9.00%, 12/01/22 (a)	38	38
Federal National Mortgage Assoc. 1.25% + COF 11
5.50%, 10/01/24 (a)(b)	2,828	2,911
	Principal Amount	Fair Value
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
1.85%, 04/01/37 (a)(b)	$1,908	$1,959
Federal National Mortgage Assoc. TBA
2.00%, 01/01/37 - 01/01/52 (c)	3,243,228	3,267,057
2.50%, 02/01/52 (c)	3,198,812	3,257,894
3.00%, 01/01/52 (c)	6,571,615	6,809,639
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	2,947,391	3,099,632
3.50%, 08/20/48 (a)	472,047	495,358
4.00%, 01/20/41 - 04/20/43 (a)	824,751	900,034
4.50%, 08/15/33 - 05/20/40 (a)	141,243	157,244
5.00%, 08/15/33 (a)	11,671	12,862
6.00%, 04/15/27 - 04/15/35 (a)	97,716	111,101
6.50%, 02/15/24 - 09/15/36 (a)	39,633	43,856
7.00%, 10/15/27 - 10/15/36 (a)	20,994	23,853
7.50%, 01/15/23 - 03/15/28 (a)	1,109	1,114
8.00%, 05/15/30 - 09/15/30 (a)	103	107
Government National Mortgage Assoc. TBA
2.50%, 01/01/52 (c)	1,833,000	1,878,422
3.00%, 01/01/52 (c)	1,533,328	1,587,056
		38,102,802
Agency Collateralized Mortgage Obligations - 0.4%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (b)(d)	460,646	2,113
2.51%, 07/25/29 (a)	290,000	305,841
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	44,139	897
5.50%, 06/15/33 (d)	13,788	2,086
7.50%, 07/15/27 (d)	1,339	178
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	315	300
8.00%, 02/01/23 - 07/01/24 (d)	548	38
Federal National Mortgage Assoc. REMIC
1.12%, 12/25/42 (b)(d)	84,244	2,584
5.00%, 02/25/40 - 09/25/40 (d)	49,067	5,218
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.90%, 07/25/38 (b)(d)	24,993	3,415
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.45%, 11/25/41 (b)(d)	1,046,829	197,927
Federal National Mortgage Assoc. STRIPS
0.01%, 12/25/34 (e)	6,178	5,555
4.50%, 08/25/35 - 01/25/36 (d)	39,107	5,491
5.00%, 03/25/38 - 05/25/38 (d)	24,897	4,627

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	15

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.50%, 12/25/33 (d)	$6,358	$1,174
6.00%, 01/25/35 (d)	28,496	4,876
7.50%, 11/25/23 (d)	1,573	69
8.00%, 08/25/23 - 07/25/24 (d)	1,041	75
		542,464
Asset Backed - 0.6%
CarMax Auto Owner Trust 2018-3
3.13%, 06/15/23	9,584	9,608
Chase Funding Trust 2004-1
3.99%, 11/25/33 (f)	87,707	87,707
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (g)	473,000	476,510
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	249,007	248,896
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (g)	111,683	111,866
		934,587
Corporate Notes - 32.8%
3M Co.
3.13%, 09/19/46 (a)	34,000	35,842
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	176,000	170,403
Abbott Laboratories
3.75%, 11/30/26 (a)	223,000	246,390
4.90%, 11/30/46 (a)	34,000	46,667
AbbVie Inc.
2.60%, 11/21/24 (a)	58,000	60,156
2.95%, 11/21/26 (a)	90,000	94,804
3.20%, 05/14/26 - 11/21/29 (a)	86,000	91,815
3.25%, 10/01/22 (a)	25,000	25,317
3.45%, 03/15/22 (a)	78,000	78,089
4.05%, 11/21/39 (a)	22,000	25,219
4.25%, 11/21/49 (a)	58,000	69,634
4.63%, 10/01/42 (a)	2,000	2,439
4.70%, 05/14/45 (a)	5,000	6,183
4.88%, 11/14/48 (a)	5,000	6,472
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	103,000	112,720
AEP Texas Inc.
3.45%, 05/15/51 (a)	82,000	83,650
Aetna Inc.
3.50%, 11/15/24 (a)	25,000	26,410
Aircastle Ltd.
4.25%, 06/15/26 (a)	48,000	51,465
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	201,000	203,100
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	25,000	23,487
4.70%, 07/01/30 (a)	32,000	37,480
Ally Financial Inc.
2.20%, 11/02/28	68,000	67,575
5.75%, 11/20/25 (a)	12,000	13,538
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	36,000	34,125
4.00%, 02/04/61 (a)	14,000	13,427
4.45%, 05/06/50 (a)	15,000	15,614
4.50%, 05/02/43 (a)	9,000	9,386
	Principal Amount	Fair Value
Amazon.com Inc.
1.50%, 06/03/30 (a)	$20,000	$19,406
2.50%, 06/03/50 (a)	40,000	38,069
2.70%, 06/03/60 (a)	19,000	18,289
2.88%, 05/12/41 (a)	48,000	49,576
3.15%, 08/22/27 (a)	20,000	21,617
3.25%, 05/12/61 (a)	35,000	37,743
4.05%, 08/22/47 (a)	8,000	9,739
4.25%, 08/22/57 (a)	4,000	5,131
Ameren Corp.
2.50%, 09/15/24 (a)	68,000	69,873
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	19,000	18,688
3.25%, 03/01/50 (a)	19,000	18,856
American International Group Inc.
4.25%, 03/15/29 (a)	75,000	85,648
4.50%, 07/16/44 (a)	87,000	107,230
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	32,000	36,002
American Tower Corp.
1.50%, 01/31/28 (a)	83,000	79,486
2.90%, 01/15/30 (a)	93,000	95,406
3.70%, 10/15/49 (a)	20,000	21,443
3.80%, 08/15/29 (a)	20,000	21,776
American Water Capital Corp.
2.95%, 09/01/27 (a)	51,000	53,894
Amgen Inc.
2.00%, 01/15/32 (a)	163,000	157,626
2.45%, 02/21/30 (a)	103,000	104,830
3.00%, 01/15/52 (a)	55,000	53,620
3.15%, 02/21/40 (a)	45,000	46,052
3.38%, 02/21/50 (a)	10,000	10,387
4.56%, 06/15/48 (a)	14,000	17,336
4.66%, 06/15/51 (a)	5,000	6,365
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	198,076
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	217,000	234,084
4.70%, 02/01/36 (a)	11,000	13,287
4.90%, 02/01/46 (a)	18,000	22,800
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	63,000	69,028
4.00%, 04/13/28 (a)	28,000	31,132
4.35%, 06/01/40 (a)	58,000	68,210
4.38%, 04/15/38 (a)	33,000	38,572
4.50%, 06/01/50 (a)	73,000	90,154
4.60%, 04/15/48 (a)	15,000	18,358
4.75%, 04/15/58 (a)	9,000	11,331
5.55%, 01/23/49 (a)	11,000	15,214
Anthem Inc.
2.88%, 09/15/29 (a)	14,000	14,643
3.30%, 01/15/23 (a)	23,000	23,622
3.60%, 03/15/51 (a)	20,000	22,237
3.70%, 09/15/49 (a)	14,000	15,635
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	55,000	53,041

See Notes to Schedule of Investments.
16	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	$31,000	$31,280
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	45,000	46,127
Apple Inc.
2.20%, 09/11/29 (a)	52,000	53,237
2.65%, 02/08/51 (a)	55,000	54,034
2.80%, 02/08/61 (a)	40,000	39,538
2.95%, 09/11/49 (a)	10,000	10,339
3.35%, 02/09/27 (a)	8,000	8,694
3.45%, 02/09/45 (a)	23,000	25,685
3.85%, 08/04/46 (a)	27,000	31,987
Applied Materials Inc.
4.35%, 04/01/47 (a)	66,000	84,111
Aptiv PLC
4.40%, 10/01/46 (a)	13,000	15,272
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	9,000	9,384
Ares Capital Corp.
2.88%, 06/15/28 (a)	120,000	119,695
3.25%, 07/15/25 (a)	183,000	189,844
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	61,000	64,226
Ascension Health
4.85%, 11/15/53 (a)	14,000	19,909
Ashtead Capital Inc.
1.50%, 08/12/26 (a)(g)	200,000	196,112
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	78,000	77,498
AstraZeneca PLC
3.00%, 05/28/51 (a)	37,000	38,924
4.00%, 01/17/29 (a)	8,000	9,019
4.38%, 08/17/48 (a)	4,000	5,160
AT&T Inc.
1.70%, 03/25/26 (a)	208,000	207,143
2.30%, 06/01/27 (a)	42,000	42,805
2.75%, 06/01/31 (a)	186,000	189,673
3.30%, 02/01/52 (a)	109,000	106,777
3.85%, 06/01/60 (a)	57,000	59,536
4.35%, 03/01/29 (a)	56,000	63,008
4.50%, 05/15/35 (a)	57,000	65,784
4.55%, 03/09/49 (a)	20,000	23,575
4.75%, 05/15/46 (a)	29,000	35,056
4.80%, 06/15/44 (a)	14,000	16,664
4.85%, 03/01/39 (a)	24,000	28,673
5.25%, 03/01/37 (a)	17,000	21,031
5.35%, 12/15/43 (a)	12,000	14,650
Athene Holding Ltd.
6.15%, 04/03/30 (a)	44,000	54,432
Avangrid Inc.
3.15%, 12/01/24 (a)	41,000	42,948
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26 (a)	78,000	77,821
Bank of America Corp.
3.25%, 10/21/27 (a)	4,000	4,264
4.18%, 11/25/27 (a)	106,000	116,036
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	120,000	119,299
	Principal Amount	Fair Value
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	$380,000	$383,686
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	55,000	55,233
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	27,000	27,032
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	13,000	13,685
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	99,000	105,931
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	59,000	64,067
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	41,000	47,834
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	77,000	90,217
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	65,000	72,461
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	54,000	54,763
Barclays PLC
4.84%, 05/09/28 (a)	200,000	219,862
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	633,000	631,658
Barclays PLC (2.85% fixed rate until 05/07/25; 2.71% + SOFR thereafter)
2.85%, 05/07/26 (a)(b)	200,000	206,164
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,071
BAT Capital Corp.
2.73%, 03/25/31 (a)	50,000	48,564
4.39%, 08/15/37 (a)	23,000	24,271
4.54%, 08/15/47 (a)	10,000	10,455
4.70%, 04/02/27 (a)	27,000	29,752
4.91%, 04/02/30 (a)	29,000	32,624
BAT International Finance PLC
1.67%, 03/25/26 (a)	28,000	27,518
Baxter International Inc.
1.92%, 02/01/27 (g)	173,000	173,680
2.27%, 12/01/28 (g)	173,000	174,382
2.54%, 02/01/32 (g)	173,000	174,778

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	17

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.13%, 12/01/51 (g)	$57,000	$58,801
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	9,000	8,980
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	22,000	23,989
3.73%, 12/15/24 (a)	2,000	2,127
4.67%, 06/06/47 (a)	3,000	3,781
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	10,000	10,728
3.70%, 07/15/30 (a)	67,000	74,390
3.80%, 07/15/48 (a)	31,000	34,604
4.25%, 10/15/50 (a)	26,000	31,747
6.13%, 04/01/36 (a)	53,000	72,330
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	34,000	32,581
2.85%, 10/15/50 (a)	21,000	20,745
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	91,000	94,220
Biogen Inc.
2.25%, 05/01/30 (a)	14,000	13,796
Block Financial LLC
2.50%, 07/15/28 (a)	50,000	50,111
3.88%, 08/15/30 (a)	10,000	10,707
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	204,000	209,951
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	17,000	19,058
Boston Scientific Corp.
4.70%, 03/01/49 (a)	7,000	8,891
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	36,000	35,460
3.02%, 01/16/27 (a)	46,000	48,579
3.38%, 02/08/61 (a)	74,000	76,376
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	59,000	61,632
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	43,000	46,855
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	28,000	26,660
2.35%, 11/13/40 (a)	54,000	51,124
3.20%, 06/15/26 (a)	17,000	18,253
3.40%, 07/26/29 (a)	34,000	37,189
3.45%, 11/15/27 (a)	8,000	8,748
4.13%, 06/15/39 (a)	13,000	15,377
4.25%, 10/26/49 (a)	13,000	16,080
4.35%, 11/15/47 (a)	2,000	2,480
4.55%, 02/20/48 (a)	38,000	48,572
5.00%, 08/15/45 (a)	15,000	19,975
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	71,000	70,876
Broadcom Inc.
3.14%, 11/15/35 (a)(g)	14,000	14,073
3.19%, 11/15/36 (a)(g)	2,000	2,006
3.42%, 04/15/33 (a)(g)	28,000	29,231
3.47%, 04/15/34 (a)(g)	3,000	3,130
	Principal Amount	Fair Value
4.15%, 11/15/30 (a)	$41,000	$45,469
4.30%, 11/15/32 (a)	30,000	33,787
Brown-Forman Corp.
4.00%, 04/15/38 (a)	4,000	4,651
Brunswick Corp.
2.40%, 08/18/31 (a)	167,000	160,986
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	8,000	8,707
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	51,000	62,505
4.55%, 09/01/44 (a)	24,000	30,181
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	11,000	11,531
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	34,000	36,555
4.95%, 06/01/47 (a)	3,000	3,718
Canadian Pacific Railway Co.
1.75%, 12/02/26	70,000	70,313
2.45%, 12/02/31	60,000	61,066
2.90%, 02/01/25 (a)	11,000	11,462
3.00%, 12/02/41	25,000	25,562
3.10%, 12/02/51	25,000	25,569
Capital One Financial Corp.
3.75%, 07/28/26 (a)	554,000	593,561
Cardinal Health Inc.
3.08%, 06/15/24 (a)	10,000	10,371
Carlisle Companies Inc.
2.20%, 03/01/32 (a)	138,000	132,803
Carrier Global Corp.
2.72%, 02/15/30 (a)	29,000	29,628
3.58%, 04/05/50 (a)	29,000	30,850
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	72,000	79,461
Cenovus Energy Inc.
2.65%, 01/15/32 (a)	36,000	35,257
3.75%, 02/15/52 (a)	41,000	41,308
Centene Corp.
3.00%, 10/15/30 (a)	60,000	61,051
3.38%, 02/15/30 (a)	123,000	125,632
4.25%, 12/15/27 (a)	164,000	171,559
CenterPoint Energy Inc.
2.65%, 06/01/31 (a)	54,000	54,647
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	48,000	46,786
3.70%, 04/01/51 (a)	72,000	69,596
4.80%, 03/01/50 (a)	69,000	77,348
4.91%, 07/23/25 (a)	57,000	62,782
5.05%, 03/30/29 (a)	32,000	36,780
5.75%, 04/01/48 (a)	10,000	12,487
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	74,000	82,122
7.00%, 06/30/24 (a)	176,000	194,811
Chevron Corp.
2.24%, 05/11/30 (a)	11,000	11,165
3.08%, 05/11/50 (a)	8,000	8,500
Chevron USA Inc.
3.85%, 01/15/28 (a)	27,000	29,999
3.90%, 11/15/24 (a)	14,000	15,018

See Notes to Schedule of Investments.
18	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	$29,000	$30,710
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	39,000	48,466
Church & Dwight Company Inc.
2.30%, 12/15/31	40,000	40,282
Cigna Corp.
2.40%, 03/15/30 (a)	25,000	25,173
3.25%, 04/15/25 (a)	20,000	21,073
3.40%, 03/01/27 - 03/15/51 (a)	37,000	39,080
3.75%, 07/15/23 (a)	22,000	22,898
3.88%, 10/15/47 (a)	2,000	2,220
4.13%, 11/15/25 (a)	27,000	29,561
4.38%, 10/15/28 (a)	8,000	9,094
4.80%, 08/15/38 (a)	8,000	9,833
4.90%, 12/15/48 (a)	2,000	2,582
Cisco Systems Inc.
5.90%, 02/15/39 (a)	9,000	12,951
Citigroup Inc.
4.13%, 07/25/28 (a)	160,000	175,862
4.65%, 07/23/48 (a)	75,000	96,623
Citigroup Inc. (0.98% fixed rate until 05/01/24; 0.67% + SOFR thereafter)
0.98%, 05/01/25 (a)(b)	51,000	50,634
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	200,000	202,180
Citigroup Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	54,000	54,308
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	58,000	58,673
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	340,000	353,284
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	25,000	28,355
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	22,000	22,370
CMS Energy Corp.
4.88%, 03/01/44 (a)	35,000	44,063
CNA Financial Corp.
3.45%, 08/15/27 (a)	23,000	24,778
3.90%, 05/01/29 (a)	57,000	63,130
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	63,000	63,823
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	233,000	247,621
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	69,000	91,088
Comcast Corp.
2.65%, 08/15/62 (a)	16,000	14,208
2.80%, 01/15/51 (a)	40,000	38,130
2.89%, 11/01/51 (a)(g)	26,000	25,154
	Principal Amount	Fair Value
2.94%, 11/01/56 (a)(g)	$47,000	$44,770
2.99%, 11/01/63 (a)(g)	5,000	4,752
3.20%, 07/15/36 (a)	16,000	17,033
3.25%, 11/01/39 (a)	41,000	43,183
3.97%, 11/01/47 (a)	26,000	29,773
4.15%, 10/15/28 (a)	8,000	9,078
CommonSpirit Health
4.35%, 11/01/42	129,000	147,554
Conagra Brands Inc.
5.30%, 11/01/38 (a)	8,000	10,115
5.40%, 11/01/48 (a)	8,000	10,816
ConocoPhillips
3.75%, 10/01/27 (a)(g)	8,000	8,755
4.30%, 08/15/28 (a)(g)	39,000	43,891
4.88%, 10/01/47 (a)(g)	7,000	9,242
ConocoPhillips Co.
4.30%, 11/15/44 (a)	16,000	19,269
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	20,000	20,712
3.35%, 04/01/30 (a)	10,000	10,756
3.88%, 06/15/47 (a)	42,000	46,119
3.95%, 04/01/50 (a)	36,000	41,345
Constellation Brands Inc.
3.15%, 08/01/29 (a)	189,000	199,108
3.70%, 12/06/26 (a)	38,000	41,199
4.50%, 05/09/47 (a)	13,000	15,530
Continental Resources Inc.
2.88%, 04/01/32 (g)	58,000	56,759
3.80%, 06/01/24 (a)	266,000	277,661
4.50%, 04/15/23 (a)	110,000	113,564
Corning Inc.
4.38%, 11/15/57 (a)	14,000	16,762
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(g)	85,000	79,153
Corporate Office Properties LP
2.00%, 01/15/29 (a)	58,000	55,842
2.25%, 03/15/26 (a)	45,000	45,467
2.75%, 04/15/31 (a)	29,000	28,844
Crown Castle International Corp.
3.30%, 07/01/30 (a)	229,000	241,987
4.15%, 07/01/50 (a)	29,000	32,798
5.20%, 02/15/49 (a)	28,000	36,012
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	58,000	72,878
CubeSmart LP
2.50%, 02/15/32	65,000	64,869
4.38%, 02/15/29 (a)	78,000	88,408
CVS Health Corp.
3.00%, 08/15/26 (a)	13,000	13,693
3.25%, 08/15/29 (a)	15,000	15,992
3.63%, 04/01/27 (a)	25,000	27,121
3.75%, 04/01/30 (a)	19,000	20,865
3.88%, 07/20/25 (a)	11,000	11,832
4.25%, 04/01/50 (a)	15,000	18,113
4.30%, 03/25/28 (a)	3,000	3,369
4.78%, 03/25/38 (a)	9,000	10,966
5.00%, 12/01/24 (a)	24,000	26,220
5.13%, 07/20/45 (a)	16,000	20,804
5.30%, 12/05/43 (a)	28,000	36,907

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	19

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Daimler Trucks Finance North America LLC
2.00%, 12/14/26 (g)	$183,000	$183,875
Danaher Corp.
2.80%, 12/10/51	93,000	92,008
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	30,000	31,855
5.45%, 06/15/23 (a)	64,000	67,590
6.02%, 06/15/26 (a)	9,000	10,429
8.35%, 07/15/46 (a)	6,000	10,049
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	205,000	204,957
Devon Energy Corp.
5.00%, 06/15/45 (a)	8,000	9,724
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	22,000	22,712
3.25%, 11/15/39 (a)	11,000	11,715
3.40%, 11/15/49 (a)	7,000	7,627
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	45,000	46,718
3.13%, 03/24/31 (a)	48,000	49,493
3.25%, 12/01/26 (a)	22,000	23,223
3.50%, 12/01/29 (a)	20,000	21,199
4.40%, 03/24/51 (a)	21,000	24,103
Digital Realty Trust LP
3.60%, 07/01/29 (a)	29,000	31,506
Discovery Communications LLC
2.95%, 03/20/23 (a)	58,000	59,326
3.95%, 03/20/28 (a)	36,000	39,101
4.95%, 05/15/42 (a)	3,000	3,533
5.00%, 09/20/37 (a)	5,000	5,968
Dollar General Corp.
3.50%, 04/03/30 (a)	47,000	50,858
4.13%, 04/03/50 (a)	24,000	27,729
Dollar Tree Inc.
4.00%, 05/15/25 (a)	46,000	49,439
Dominion Energy Inc.
3.07%, 08/15/24 (a)(f)	24,000	24,869
3.38%, 04/01/30 (a)	78,000	83,081
Dover Corp.
2.95%, 11/04/29 (a)	25,000	26,398
DTE Energy Co.
2.85%, 10/01/26 (a)	20,000	20,876
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	10,000	11,595
Duke Energy Corp.
2.55%, 06/15/31 (a)	78,000	77,955
3.30%, 06/15/41 (a)	72,000	73,265
3.50%, 06/15/51 (a)	72,000	74,846
3.75%, 09/01/46 (a)	103,000	110,359
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	75,000	78,254
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	16,000	18,829
Duke Realty LP
3.05%, 03/01/50 (a)	10,000	9,877
DuPont de Nemours Inc.
5.42%, 11/15/48 (a)	5,000	6,991
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	12,000	12,729
	Principal Amount	Fair Value
Eastman Chemical Co.
4.65%, 10/15/44 (a)	$28,000	$33,373
Eaton Corp.
3.10%, 09/15/27 (a)	33,000	35,284
Ecolab Inc.
1.30%, 01/30/31 (a)	23,000	21,518
Edison International
4.95%, 04/15/25 (a)	68,000	74,148
5.75%, 06/15/27 (a)	6,000	6,862
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	55,000	55,282
Electronic Arts Inc.
1.85%, 02/15/31 (a)	42,000	40,193
Emera US Finance LP
2.64%, 06/15/31	78,000	77,300
Emerson Electric Co.
1.80%, 10/15/27 (a)	22,000	22,083
2.75%, 10/15/50 (a)	15,000	14,477
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	51,000	49,459
1.78%, 03/17/31 (a)(g)	150,000	144,307
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	2,566
Enbridge Inc.
1.60%, 10/04/26 (a)	149,000	147,097
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	74,000	82,216
Energy Transfer LP
4.25%, 03/15/23 (a)	47,000	48,351
4.50%, 04/15/24 (a)	8,000	8,490
4.95%, 06/15/28 (a)	9,000	10,149
5.30%, 04/01/44 - 04/15/47 (a)	38,000	43,718
5.35%, 05/15/45 (a)	48,000	55,471
6.13%, 12/15/45 (a)	4,000	4,993
6.50%, 02/01/42 (a)	15,000	19,261
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	123,000	124,047
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	14,000	14,687
Enstar Group Ltd.
3.10%, 09/01/31 (a)	50,000	48,948
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	28,000	31,907
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	9,000	9,205
EOG Resources Inc.
4.15%, 01/15/26 (a)	4,000	4,376
4.38%, 04/15/30 (a)	67,000	77,457
4.95%, 04/15/50 (a)	10,000	13,581
5.10%, 01/15/36 (a)	7,000	8,537
Equinix Inc.
1.25%, 07/15/25 (a)	55,000	54,058
2.15%, 07/15/30 (a)	42,000	40,814
Equinor ASA
3.25%, 11/18/49 (a)	20,000	21,261

See Notes to Schedule of Investments.
20	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
ERP Operating LP
4.50%, 07/01/44 (a)	$25,000	$31,550
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (a)	58,000	56,844
Eversource Energy
3.45%, 01/15/50 (a)	24,000	25,417
Exelon Corp.
3.50%, 06/01/22 (a)	27,000	27,244
4.05%, 04/15/30 (a)	44,000	49,031
4.45%, 04/15/46 (a)	32,000	38,618
4.70%, 04/15/50 (a)	29,000	36,564
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	90,000	93,400
3.45%, 04/15/51 (a)	47,000	51,003
FedEx Corp.
4.10%, 02/01/45 (a)	70,000	78,366
Fidelity National Financial Inc.
3.20%, 09/17/51	55,000	52,780
Fidelity National Information Services Inc.
1.15%, 03/01/26 (a)	43,000	41,955
1.65%, 03/01/28 (a)	40,000	38,731
3.10%, 03/01/41 (a)	8,000	8,062
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	80,000	91,752
Fiserv Inc.
3.50%, 07/01/29 (a)	163,000	175,308
4.40%, 07/01/49 (a)	8,000	9,540
Florida Power & Light Co.
2.85%, 04/01/25 (a)	73,000	76,392
4.13%, 02/01/42 (a)	49,000	58,536
Flowers Foods Inc.
2.40%, 03/15/31 (a)	42,000	41,388
Flowserve Corp.
2.80%, 01/15/32	57,000	55,526
Fox Corp.
3.50%, 04/08/30 (a)	28,000	30,201
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	63,000	62,510
General Dynamics Corp.
4.25%, 04/01/50 (a)	74,000	94,801
General Mills Inc.
3.00%, 02/01/51	12,000	12,019
General Motors Co.
5.20%, 04/01/45 (a)	2,000	2,475
5.40%, 10/02/23 - 04/01/48 (a)	13,000	14,955
6.13%, 10/01/25 (a)	55,000	63,237
6.80%, 10/01/27 (a)	22,000	27,053
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	78,000	76,265
2.35%, 01/08/31 (a)	35,000	33,989
3.45%, 04/10/22 (a)	361,000	362,072
5.25%, 03/01/26 (a)	22,000	24,675
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	74,000	74,378
3.60%, 03/01/25 (a)(g)	37,000	39,224
Gilead Sciences Inc.
1.65%, 10/01/30 (a)	19,000	18,217
2.60%, 10/01/40 (a)	41,000	39,309
2.80%, 10/01/50 (a)	36,000	34,853
2.95%, 03/01/27 (a)	4,000	4,214
3.50%, 02/01/25 (a)	11,000	11,640
3.65%, 03/01/26 (a)	81,000	87,354
	Principal Amount	Fair Value
4.15%, 03/01/47 (a)	$6,000	$7,073
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	25,000	25,892
3.63%, 05/15/25 (a)	24,000	25,830
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	20,000	21,791
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	44,000	46,132
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	55,000	54,045
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	113,000	114,261
2.60%, 10/15/25 (a)(g)	74,000	75,133
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	2,159
5.00%, 11/15/45 (a)	9,000	10,854
HCA Inc.
3.50%, 09/01/30 - 07/15/51 (a)	205,000	214,807
5.38%, 02/01/25 (a)	120,000	131,852
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	34,000	33,507
3.20%, 06/01/50 (a)(g)	13,000	13,238
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	25,000	23,730
Helmerich & Payne Inc.
2.90%, 09/29/31 (a)(g)	26,000	25,663
Hess Corp.
5.60%, 02/15/41 (a)	4,000	4,940
5.80%, 04/01/47 (a)	3,000	3,858
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	5,000	6,696
Highwoods Realty LP
4.13%, 03/15/28 (a)	27,000	29,795
4.20%, 04/15/29 (a)	85,000	94,121
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (g)	180,000	188,424
Honeywell International Inc.
1.75%, 09/01/31 (a)	55,000	53,545
2.70%, 08/15/29 (a)	35,000	36,671
Hormel Foods Corp.
1.80%, 06/11/30 (a)	62,000	60,806
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	400,000	391,636
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (b)	200,000	200,634
HSBC Holdings PLC (4.00% fixed rate until 03/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	200,000	199,712
Humana Inc.
1.35%, 02/03/27 (a)	86,000	83,667
2.15%, 02/03/32 (a)	45,000	43,588
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	56,000	56,906
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (a)(g)	96,000	94,044
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	134,000	130,370

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	21

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.10%, 04/05/22 (a)(g)	$13,000	$13,070
Imperial Brands Finance PLC
3.50%, 02/11/23 (a)(g)	203,000	207,011
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	37,000	38,440
ING Groep N.V.
4.10%, 10/02/23 (a)	204,000	214,669
ING Groep N.V. (1.06% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.06%, 04/01/27 (a)(b)	288,000	290,831
Ingredion Inc.
3.90%, 06/01/50 (a)	10,000	11,390
Intel Corp.
2.00%, 08/12/31 (a)	55,000	54,646
2.45%, 11/15/29 (a)	48,000	49,652
2.60%, 05/19/26 (a)	26,000	27,293
2.80%, 08/12/41 (a)	63,000	62,817
3.10%, 02/15/60 (a)	45,000	45,341
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	10,000	9,593
2.65%, 09/15/40 (a)	10,000	9,717
International Business Machines Corp.
4.15%, 05/15/39 (a)	141,000	162,995
4.25%, 05/15/49 (a)	141,000	171,016
International Paper Co.
4.40%, 08/15/47 (a)	29,000	35,910
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	22,000	23,242
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	74,000	75,697
Jabil Inc.
3.95%, 01/12/28 (a)	14,000	15,295
John Deere Capital Corp.
2.45%, 01/09/30 (a)	100,000	103,060
Johnson & Johnson
3.63%, 03/03/37 (a)	24,000	27,632
Johnson Controls International PLC
4.50%, 02/15/47 (a)	4,000	4,868
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	99,000	97,846
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	47,000	48,640
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/50; 2.44% + SOFR thereafter)
3.11%, 04/22/51 (b)	95,000	98,021
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	48,000	49,980
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	74,000	83,832
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	$63,000	$73,007
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	101,000	109,341
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	52,000	57,450
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	238,000	275,525
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	74,000	75,641
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	154,000	163,175
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	50,000	51,547
Kansas City Southern
3.50%, 05/01/50 (a)	26,000	27,775
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	50,000	52,912
3.80%, 05/01/50 (a)	38,000	42,065
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	3,382
5.00%, 03/01/43 (a)	11,000	12,797
6.38%, 03/01/41 (a)	9,000	11,906
Kinder Morgan Inc.
1.75%, 11/15/26	171,000	170,578
5.05%, 02/15/46 (a)	9,000	10,777
KLA Corp.
3.30%, 03/01/50 (a)	63,000	67,333
4.65%, 11/01/24 (a)	59,000	63,971
Kohl's Corp.
3.38%, 05/01/31 (a)	31,000	31,556
Kyndryl Holdings Inc.
2.05%, 10/15/26 (g)	68,000	66,311
2.70%, 10/15/28 (g)	136,000	131,780
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	128,000	139,258
Lear Corp.
4.25%, 05/15/29 (a)	5,000	5,527
Leidos Inc.
2.95%, 05/15/23 (a)	79,000	80,894
3.63%, 05/15/25 (a)	21,000	22,295
4.38%, 05/15/30 (a)	128,000	142,788
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	11,000	12,177
Life Storage LP
2.20%, 10/15/30 (a)	47,000	46,211
Lincoln National Corp.
4.35%, 03/01/48 (a)	103,000	123,971
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	400,000	432,444

See Notes to Schedule of Investments.
22	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	$7,000	$7,588
3.80%, 03/01/45 (a)	11,000	12,601
4.50%, 05/15/36 (a)	16,000	19,550
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	19,000	18,224
1.70%, 09/15/28	108,000	105,804
1.70%, 10/15/30 (a)	12,000	11,400
3.00%, 10/15/50 (a)	52,000	51,357
3.50%, 04/01/51 (a)	40,000	43,100
3.70%, 04/15/46 (a)	8,000	8,766
4.05%, 05/03/47 (a)	12,000	13,855
LYB International Finance III LLC
1.25%, 10/01/25 (a)	23,000	22,663
3.63%, 04/01/51 (a)	35,000	37,178
3.80%, 10/01/60 (a)	15,000	15,857
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	30,000	30,283
2.90%, 12/15/51	35,000	34,989
Marvell Technology Inc.
1.65%, 04/15/26	104,000	102,863
2.45%, 04/15/28	78,000	79,186
Masco Corp.
3.50%, 11/15/27 (a)	5,000	5,373
McCormick & Company Inc.
1.85%, 02/15/31 (a)	22,000	21,068
3.25%, 11/15/25 (a)	207,000	218,944
McDonald's Corp.
3.60%, 07/01/30 (a)	45,000	49,762
3.63%, 09/01/49 (a)	9,000	9,953
4.88%, 12/09/45 (a)	11,000	14,165
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,624
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	28,000	35,191
Merck & Company Inc.
1.70%, 06/10/27	95,000	95,633
1.90%, 12/10/28	95,000	95,414
2.15%, 12/10/31	60,000	60,181
2.45%, 06/24/50 (a)	87,000	82,138
2.75%, 02/10/25 (a)	19,000	19,889
2.75%, 12/10/51	30,000	29,849
2.90%, 12/10/61	15,000	14,964
4.00%, 03/07/49 (a)	4,000	4,868
MetLife Inc.
4.72%, 12/15/44 (a)	42,000	54,443
Microchip Technology Inc.
2.67%, 09/01/23 (a)	435,000	444,583
Micron Technology Inc.
3.37%, 11/01/41 (a)	45,000	46,212
3.48%, 11/01/51 (a)	63,000	64,255
Microsoft Corp.
2.40%, 08/08/26 (a)	42,000	43,955
2.68%, 06/01/60 (a)	7,000	6,970
2.88%, 02/06/24 (a)	136,000	141,498
2.92%, 03/17/52 (a)	113,000	119,657
3.04%, 03/17/62 (a)	46,000	49,526
3.45%, 08/08/36 (a)	7,000	8,029
3.50%, 02/12/35 (a)	12,000	13,743
Mid-America Apartments LP
2.88%, 09/15/51 (a)	55,000	54,200
Morgan Stanley
3.70%, 10/23/24 (a)	118,000	125,698
	Principal Amount	Fair Value
4.35%, 09/08/26 (a)	$44,000	$48,735
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	55,000	54,132
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	221,000	212,728
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	47,000	46,145
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	168,000	183,263
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	94,000	106,990
MPLX LP
2.65%, 08/15/30 (a)	32,000	31,944
3.38%, 03/15/23 (a)	148,000	151,793
5.20%, 12/01/47 (a)	4,000	4,897
Mylan Inc.
5.20%, 04/15/48 (a)	8,000	9,907
National Retail Properties Inc.
4.00%, 11/15/25 (a)	68,000	73,778
NewMarket Corp.
2.70%, 03/18/31 (a)	32,000	31,901
Newmont Corp.
4.88%, 03/15/42 (a)	11,000	13,787
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	54,000	61,265
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	74,000	75,301
NIKE Inc.
3.38%, 03/27/50 (a)	13,000	14,713
NiSource Inc.
3.60%, 05/01/30 (a)	31,000	33,489
3.95%, 03/30/48 (a)	8,000	9,016
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	10,000	11,440
NOV Inc.
3.60%, 12/01/29 (a)	41,000	42,945
Novant Health Inc.
3.32%, 11/01/61 (a)	33,000	35,547
Novartis Capital Corp.
2.20%, 08/14/30 (a)	78,000	79,188
Nucor Corp.
2.98%, 12/15/55 (a)	17,000	16,873
Nutrien Ltd.
4.90%, 06/01/43 (a)	8,000	10,170
NVIDIA Corp.
2.85%, 04/01/30 (a)	29,000	30,770
3.50%, 04/01/50 (a)	69,000	78,772
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 11/30/51 (g)	65,000	65,026
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	22,000	23,408

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	23

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	$10,000	$11,605
ONEOK Inc.
4.35%, 03/15/29 (a)	24,000	26,331
Oracle Corp.
1.65%, 03/25/26 (a)	66,000	65,452
2.30%, 03/25/28 (a)	21,000	20,907
2.40%, 09/15/23 (a)	14,000	14,277
2.65%, 07/15/26 (a)	17,000	17,489
2.88%, 03/25/31 (a)	32,000	32,160
2.95%, 04/01/30 (a)	95,000	96,019
3.60%, 04/01/50 (a)	79,000	77,366
3.65%, 03/25/41 (a)	37,000	37,463
3.80%, 11/15/37 (a)	4,000	4,168
3.95%, 03/25/51 (a)	37,000	38,501
4.00%, 07/15/46 - 11/15/47 (a)	26,000	26,992
4.10%, 03/25/61 (a)	45,000	46,982
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	50,000	50,955
2.57%, 02/15/30 (a)	19,000	19,268
3.36%, 02/15/50 (a)	15,000	15,852
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	197,000	217,070
Owens Corning
4.40%, 01/30/48 (a)	11,000	12,890
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	22,000	21,275
2.50%, 02/01/31 (a)	43,000	40,964
3.00%, 06/15/28 (a)	50,000	50,099
3.30%, 08/01/40 (a)	43,000	40,011
3.50%, 08/01/50 (a)	19,000	17,762
4.30%, 03/15/45 (a)	35,000	35,392
PacifiCorp
2.70%, 09/15/30 (a)	25,000	25,813
2.90%, 06/15/52 (a)	78,000	76,981
6.25%, 10/15/37 (a)	93,000	129,332
Packaging Corp. of America
3.05%, 10/01/51 (a)	50,000	49,760
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	15,000	15,887
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	16,000	16,960
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	29,000	30,503
3.25%, 06/01/50 (a)	57,000	61,105
PepsiCo Inc.
1.63%, 05/01/30 (a)	60,000	58,432
2.63%, 07/29/29 (a)	42,000	44,171
2.75%, 10/21/51 (a)	81,000	83,401
Pfizer Inc.
2.70%, 05/28/50 (a)	100,000	100,713
3.45%, 03/15/29 (a)	22,000	24,262
3.60%, 09/15/28 (a)	22,000	24,457
3.90%, 03/15/39 (a)	10,000	11,698
4.13%, 12/15/46 (a)	6,000	7,416
4.40%, 05/15/44 (a)	4,000	5,008
Philip Morris International Inc.
1.50%, 05/01/25 (a)	21,000	21,069
2.10%, 05/01/30 (a)	11,000	10,800
Phillips 66
2.15%, 12/15/30 (a)	154,000	148,287
	Principal Amount	Fair Value
3.30%, 03/15/52	$57,000	$57,142
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	89,000	92,127
3.75%, 03/01/28 (a)	8,000	8,595
4.68%, 02/15/45 (a)	9,000	10,555
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	103,000	100,185
2.15%, 01/15/31 (a)	33,000	31,864
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	21,000	21,839
3.65%, 06/01/22 (a)	36,000	36,168
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	58,000	60,833
Precision Castparts Corp.
4.38%, 06/15/45 (a)	10,000	12,371
Prospect Capital Corp.
3.36%, 11/15/26 (a)	66,000	65,699
Prudential Financial Inc.
3.94%, 12/07/49 (a)	62,000	72,600
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	69,000	77,632
PVH Corp.
4.63%, 07/10/25 (a)	73,000	79,596
QUALCOMM Inc.
1.30%, 05/20/28 (a)	4,000	3,876
4.30%, 05/20/47 (a)	2,000	2,512
Quanta Services Inc.
2.35%, 01/15/32 (a)	58,000	56,425
3.05%, 10/01/41 (a)	63,000	61,639
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	8,000	8,340
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	11,000	11,062
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	68,000	65,578
2.82%, 09/01/51 (a)	40,000	38,662
3.13%, 05/04/27 (a)	161,000	171,475
3.50%, 03/15/27 (a)	10,000	10,783
3.95%, 08/16/25 (a)	10,000	10,841
4.15%, 05/15/45 (a)	11,000	12,857
4.45%, 11/16/38 (a)	10,000	12,044
Realty Income Corp.
2.85%, 12/15/32	29,000	30,163
3.00%, 01/15/27 (a)	33,000	34,838
3.25%, 01/15/31 (a)	25,000	26,861
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	51,000	48,263
Regions Financial Corp.
1.80%, 08/12/28 (a)	137,000	134,142
Republic Services Inc.
2.38%, 03/15/33 (a)	95,000	94,515
Rio Tinto Finance Ltd.
2.75%, 11/02/51 (a)	163,000	161,799
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	8,000	9,589
Rockwell Automation Inc.
2.80%, 08/15/61 (a)	16,000	15,719
4.20%, 03/01/49 (a)	41,000	51,429
Rogers Communications Inc.
5.00%, 03/15/44 (a)	5,000	6,163

See Notes to Schedule of Investments.
24	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Roper Technologies Inc.
2.95%, 09/15/29 (a)	$71,000	$73,550
Ross Stores Inc.
4.70%, 04/15/27 (a)	10,000	11,275
Royalty Pharma PLC
0.75%, 09/02/23 (a)	31,000	30,801
1.20%, 09/02/25 (a)	41,000	40,272
1.75%, 09/02/27 (a)	21,000	20,649
2.15%, 09/02/31 (a)	45,000	42,935
2.20%, 09/02/30 (a)	10,000	9,684
3.35%, 09/02/51 (a)	45,000	43,260
RPM International Inc.
3.75%, 03/15/27 (a)	11,000	11,988
Ryder System Inc.
2.90%, 12/01/26 (a)	71,000	74,275
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	8,000	8,782
4.50%, 05/15/30 (a)	15,000	16,951
5.00%, 03/15/27 (a)	4,000	4,502
5.88%, 06/30/26 (a)	55,000	63,114
Salesforce.com Inc.
1.95%, 07/15/31 (a)	78,000	77,254
2.70%, 07/15/41 (a)	57,000	56,848
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	9,000	9,734
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	260,000	252,236
Sempra Energy
3.80%, 02/01/38 (a)	7,000	7,700
4.00%, 02/01/48 (a)	15,000	16,771
Sempra Energy (4.13% fixed rate until 01/04/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (b)	86,000	86,906
Shell International Finance BV
3.13%, 11/07/49 (a)	44,000	45,367
3.75%, 09/12/46 (a)	7,000	7,880
4.13%, 05/11/35 (a)	10,000	11,697
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	2,000	2,057
3.20%, 09/23/26 (a)	8,000	8,488
Simon Property Group LP
3.38%, 06/15/27 (a)	44,000	47,250
SLM Corp.
3.13%, 11/02/26 (a)	90,000	89,510
South Jersey Industries Inc.
5.02%, 04/15/31 (a)	96,000	105,261
Southern California Edison Co.
2.40%, 02/01/22 (a)	33,000	33,045
4.00%, 04/01/47 (a)	38,000	41,965
4.20%, 03/01/29 (a)	25,000	27,920
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	26,000	28,766
4.40%, 05/30/47 (a)	9,000	10,480
Southwest Airlines Co.
2.63%, 02/10/30 (a)	44,000	43,996
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	13,000	13,460
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	4,000	4,245
4.50%, 03/15/45 (a)	2,000	2,304
	Principal Amount	Fair Value
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 year CMT Rate thereafter)
2.68%, 06/29/32 (a)(b)(g)	$203,000	$199,328
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	203,000	208,518
Starbucks Corp.
4.00%, 11/15/28 (a)	10,000	11,189
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	120,000	121,406
Stryker Corp.
1.95%, 06/15/30 (a)	58,000	56,696
2.90%, 06/15/50 (a)	25,000	25,241
Sumitomo Mitsui Financial Group Inc.
4.44%, 04/02/24 (a)(g)	292,000	309,859
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	302,000	297,410
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,361
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	245,812
Sysco Corp.
3.25%, 07/15/27 (a)	10,000	10,627
5.95%, 04/01/30 (a)	16,000	19,999
6.60%, 04/01/50 (a)	6,000	9,369
Tampa Electric Co.
2.40%, 03/15/31 (a)	66,000	66,738
3.45%, 03/15/51 (a)	50,000	54,966
4.35%, 05/15/44 (a)	29,000	34,734
Tapestry Inc.
4.13%, 07/15/27 (a)	6,000	6,492
Target Corp.
2.50%, 04/15/26 (a)	14,000	14,681
Teck Resources Ltd.
3.90%, 07/15/30 (a)	72,000	77,468
Texas Instruments Inc.
3.88%, 03/15/39 (a)	13,000	15,347
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	36,000	37,443
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	71,000	74,666
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(b)	99,000	98,419
The Boeing Co.
2.20%, 02/04/26 (a)	96,000	95,985
2.70%, 02/01/27 (a)	129,000	131,514
2.95%, 02/01/30 (a)	9,000	9,114
3.25%, 03/01/28 (a)	11,000	11,371
3.55%, 03/01/38 (a)	10,000	10,134
3.75%, 02/01/50 (a)	24,000	24,869
5.04%, 05/01/27 (a)	212,000	239,414
5.15%, 05/01/30 (a)	76,000	88,674

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	25

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
5.81%, 05/01/50 (a)	$49,000	$66,332
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	83,000	83,746
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	47,000	54,031
The Clorox Co.
1.80%, 05/15/30 (a)	74,000	71,790
The Coca-Cola Co.
2.60%, 06/01/50 (a)	55,000	54,090
2.75%, 06/01/60 (a)	20,000	19,867
The Dow Chemical Co.
2.10%, 11/15/30 (a)	85,000	83,608
3.60%, 11/15/50 (a)	35,000	37,950
4.25%, 10/01/34 (a)	10,000	11,542
5.55%, 11/30/48 (a)	9,000	12,686
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	54,000	55,288
The George Washington University
4.13%, 09/15/48	84,000	102,051
The Goldman Sachs Group Inc.
3.50%, 04/01/25 - 11/16/26 (a)	156,000	166,072
3.85%, 01/26/27 (a)	163,000	175,496
4.25%, 10/21/25 (a)	166,000	181,126
5.15%, 05/22/45 (a)	47,000	60,994
The Goldman Sachs Group Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	64,000	62,739
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	83,000	79,440
The Goldman Sachs Group Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	37,000	36,434
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	29,000	28,823
The Goldman Sachs Group Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	45,000	46,589
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	78,000	84,896
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	32,000	36,596
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	42,000	43,537
	Principal Amount	Fair Value
The Hartford Financial Services Group Inc. (2.28% fixed rate until 01/31/22; 2.13% + 3 month USD LIBOR thereafter)
2.28%, 02/12/47 (a)(b)(g)	$63,000	$59,638
The Home Depot Inc.
2.70%, 04/15/30 (a)	35,000	36,760
3.35%, 04/15/50 (a)	30,000	32,797
3.50%, 09/15/56 (a)	11,000	12,417
3.90%, 12/06/28 - 06/15/47 (a)	41,000	47,288
4.50%, 12/06/48 (a)	24,000	31,114
The Kroger Co.
2.20%, 05/01/30 (a)	26,000	25,884
4.65%, 01/15/48 (a)	8,000	9,940
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	49,000	52,412
The Southern Co.
3.25%, 07/01/26 (a)	4,000	4,239
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	89,000	84,874
The Walt Disney Co.
2.65%, 01/13/31 (a)	42,000	43,657
3.38%, 11/15/26 (a)	5,000	5,379
3.60%, 01/13/51 (a)	24,000	27,156
4.75%, 11/15/46 (a)	3,000	3,862
6.65%, 11/15/37 (a)	20,000	29,646
The Williams Companies Inc.
3.75%, 06/15/27 (a)	4,000	4,322
4.85%, 03/01/48 (a)	8,000	9,739
4.90%, 01/15/45 (a)	34,000	40,703
5.40%, 03/04/44 (a)	2,000	2,482
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (a)	41,000	41,402
Time Warner Cable LLC
6.55%, 05/01/37 (a)	10,000	13,100
T-Mobile USA Inc.
3.50%, 04/15/25 (a)	50,000	52,986
3.75%, 04/15/27 (a)	67,000	72,547
3.88%, 04/15/30 (a)	54,000	59,091
4.50%, 04/15/50 (a)	25,000	29,291
Total Capital International S.A.
3.46%, 02/19/29 (a)	35,000	38,064
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	22,000	23,282
3.80%, 03/21/29 (a)	42,000	45,890
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	25,000	27,919
4.88%, 01/15/26 (a)	6,000	6,694
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	77,000	80,872
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	9,000	9,864
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	75,000	78,403
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	3,562

See Notes to Schedule of Investments.
26	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	$17,000	$18,148
Tyson Foods Inc.
4.00%, 03/01/26 (a)	65,000	70,523
4.55%, 06/02/47 (a)	2,000	2,479
UDR Inc.
2.10%, 08/01/32 (a)	36,000	34,426
3.00%, 08/15/31 (a)	15,000	15,635
Union Pacific Corp.
3.55%, 05/20/61 (a)	41,000	45,373
3.60%, 09/15/37 (a)	5,000	5,605
3.80%, 04/06/71 (a)	17,000	19,707
4.10%, 09/15/67 (a)	14,000	17,037
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	47,000	46,651
4.45%, 12/15/48 (a)	11,000	14,062
4.75%, 07/15/45 (a)	5,000	6,543
Valero Energy Corp.
2.85%, 04/15/25 (a)	39,000	40,516
4.00%, 04/01/29 (a)	15,000	16,357
Ventas Realty LP
3.25%, 10/15/26 (a)	58,000	61,417
Verizon Communications Inc.
2.10%, 03/22/28 (a)	71,000	71,217
2.36%, 03/15/32 (a)(g)	96,000	94,684
2.55%, 03/21/31 (a)	66,000	66,671
3.00%, 03/22/27 (a)	200,000	211,026
3.40%, 03/22/41 (a)	50,000	52,473
3.55%, 03/22/51 (a)	35,000	37,715
3.70%, 03/22/61 (a)	45,000	48,712
4.40%, 11/01/34 (a)	158,000	183,947
5.25%, 03/16/37 (a)	9,000	11,724
ViacomCBS Inc.
2.90%, 01/15/27 (a)	10,000	10,438
3.70%, 06/01/28 (a)	24,000	25,997
5.25%, 04/01/44 (a)	2,000	2,498
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	27,000	31,416
Visa Inc.
2.70%, 04/15/40 (a)	31,000	31,651
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	230,000	228,726
Vodafone Group PLC
4.38%, 05/30/28 (a)	33,000	37,180
5.25%, 05/30/48 (a)	14,000	18,283
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	201,000	195,257
Vontier Corp.
2.40%, 04/01/28 (a)(g)	96,000	93,554
2.95%, 04/01/31 (a)(g)	74,000	72,891
Vornado Realty LP
2.15%, 06/01/26 (a)	87,000	87,186
3.40%, 06/01/31 (a)	32,000	32,976
3.50%, 01/15/25 (a)	10,000	10,488
Vulcan Materials Co.
3.90%, 04/01/27 (a)	8,000	8,760
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	5,000	5,611
Walmart Inc.
1.80%, 09/22/31	45,000	44,563
2.50%, 09/22/41	45,000	45,460
2.65%, 09/22/51	21,000	21,464
Waste Connections Inc.
2.20%, 01/15/32	63,000	61,792
	Principal Amount	Fair Value
2.95%, 01/15/52	$63,000	$61,964
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	6,000	6,358
Wells Fargo & Co.
4.15%, 01/24/29 (a)	55,000	61,496
4.75%, 12/07/46 (a)	80,000	99,506
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (b)	50,000	50,419
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	286,000	290,742
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	63,000	64,454
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	329,000	347,460
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	106,000	115,050
Westlake Chemical Corp.
2.88%, 08/15/41 (a)	21,000	20,285
3.13%, 08/15/51 (a)	26,000	25,091
3.38%, 08/15/61 (a)	26,000	25,007
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	31,000	31,652
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	20,000	21,574
Willis North America Inc.
3.60%, 05/15/24 (a)	68,000	71,265
3.88%, 09/15/49 (a)	29,000	31,523
WPP Finance 2010
3.75%, 09/19/24 (a)	17,000	17,995
Xcel Energy Inc.
3.40%, 06/01/30 (a)	36,000	38,759
Yamana Gold Inc.
2.63%, 08/15/31 (a)(g)	72,000	69,503
Zoetis Inc.
3.00%, 09/12/27 (a)	5,000	5,287
3.90%, 08/20/28 (a)	11,000	12,232
		48,018,150
Non-Agency Collateralized Mortgage Obligations - 6.3%
BANK 2017-BNK7
3.18%, 09/15/60 (a)	1,168,000	1,237,422
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	487,000	556,174
Benchmark 2019-B12 Mortgage Trust
3.12%, 08/15/52 (a)	140,000	149,463
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/52 (a)	1,000,000	1,121,823
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	222,000	235,045

See Notes to Schedule of Investments.
State Street Active Core Bond Fund	27

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Principal Amount	Fair Value
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	$827,000	$869,301
Citigroup Commercial Mortgage Trust 2015-GC35
4.46%, 11/10/48 (a)(b)	278,000	262,874
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/49 (a)(b)	126,803	137,090
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(g)	107,000	106,466
GS Mortgage Securities Trust 2012-GCJ9
1.92%, 11/10/45 (a)(b)(d)	660,428	5,083
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (a)(b)	174,000	178,377
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(b)	213,000	186,902
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	773,000	794,028
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	1,526,000	1,616,908
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.39%, 12/15/47 (a)(b)(d)	462,755	4,062
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(b)	494,000	401,229
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	1,092	11
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.86%, 03/15/48 (a)(b)(d)	3,333,851	73,075
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(g)	535,000	540,186
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	204,530	190,634
Wells Fargo Commercial Mortgage Trust 2015-C26
1.20%, 02/15/48 (a)(b)(d)	2,582,351	79,495
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	544,000	570,127
		9,315,775
	Principal Amount	Fair Value
Sovereign Bonds - 0.6%
Government of Chile
2.55%, 01/27/32 (a)	$203,000	$202,584
Government of Mexico
4.60%, 02/10/48 (a)	202,000	216,025
Government of Peru
1.86%, 12/01/32 (a)	75,000	68,494
2.78%, 12/01/60 (a)	125,000	110,289
5.63%, 11/18/50 (a)	113,000	159,096
Government of Uruguay
5.10%, 06/18/50 (a)	117,568	155,936
		912,424
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	105,000	150,055
Board of Regents of the University of Texas System
3.35%, 08/15/47	95,000	110,562
State of California
4.60%, 04/01/38	165,000	189,940
State of Illinois
5.10%, 06/01/33	100,000	115,588
		566,145
Total Bonds and Notes (Cost $143,650,899)		144,873,461

	Number of Shares
Domestic Equity - 0.2%
Preferred Stock - 0.2%
Wells Fargo & Co. 5.85%, (3.09% + 3 month USD LIBOR) (Cost $214,450) (b)	8,578	229,805
Total Investments in Securities (Cost $143,865,349)		145,103,266
Short-Term Investments - 12.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (h)(i) (Cost $17,862,481)	17,862,481	17,862,481
Total Investments (Cost $161,727,830)		162,965,747
Liabilities in Excess of Other Assets, net - (11.2)%		(16,395,983)
NET ASSETS - 100.0%		$146,569,764

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,171	5.00%/ Quarterly	06/20/26	$287,772	$291,881	$(4,109)
See Notes to Schedule of Investments.
28	State Street Active Core Bond Fund

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,183	1.00%/ Quarterly	12/20/26	(28,907)	$(23,490)	$(5,417)
							$(9,526)

The Fund had the following long futures contracts open at December 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	March 2022	61	$7,382,773	$7,379,571	$(3,202)
Ultra Long-Term U.S. Treasury Bond Futures	March 2022	22	4,225,917	4,336,750	110,833
2 Yr. U.S. Treasury Notes Futures	March 2022	63	13,771,752	13,744,828	(26,924)
U.S. Long Bond Futures	March 2022	14	2,232,486	2,246,125	13,639
					$94,346

The Fund had the following short futures contracts open at December 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2022	56	$(7,223,510)	$(7,306,250)	$(82,740)
10 Yr. U.S. Treasury Ultra Futures	March 2022	28	(4,049,946)	(4,100,250)	(50,304)
					$(133,044)
					$(38,698)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
State Street Active Core Bond Fund	29

State Street Active Core Bond Fund
Schedule of Investments
December 31, 2021 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to $7,623,326 or 5.20% of the net assets of the State Street Active Core Bond Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2021.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$46,481,114	$—	$46,481,114
Agency Mortgage Backed	—	38,102,802	—	38,102,802
Agency Collateralized Mortgage Obligations	—	542,464	—	542,464
Asset Backed	—	934,587	—	934,587
Corporate Notes	—	48,018,150	—	48,018,150
Non-Agency Collateralized Mortgage Obligations	—	9,315,775	—	9,315,775
Sovereign Bonds	—	912,424	—	912,424
Municipal Bonds and Notes	—	566,145	—	566,145
Preferred Stock	229,805	—	—	229,805
Short-Term Investments	17,862,481	—	—	17,862,481
Total Investments in Securities	$18,092,286	$144,873,461	$—	$162,965,747
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(9,526)	—	(9,526)
Long Futures Contracts - Unrealized Appreciation	124,472	—	—	124,472
Long Futures Contracts - Unrealized Depreciation	(30,126)	—	—	(30,126)
Short Futures Contracts - Unrealized Depreciation	(133,044)	—	—	(133,044)
Total Other Financial Instruments	$(38,698)	$(9,526)	$—	$(48,224)

Affiliate Table

	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/21	Value at 12/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	19,853,320	$19,853,320	$10,089,159	$12,079,998	$—	$—	17,862,481	$17,862,481	$1,210
See Notes to Schedule of Investments.
30	State Street Active Core Bond Fund

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments.
In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“U.S. GAAP”) establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.
Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:
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State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

•Level 1 — Quoted prices for identical investments in active markets.
•Level 2 — Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
•Level 3 — Significant inputs to the valuation model are unobservable.
The value of each Fund's investments according to the fair value hierarchy as of December 31, 2021 is disclosed in each Fund's respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2021 the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Premier Growth Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
State Street Institutional International Equity Fund	Equitization of Cash
State Street Active Core Bond Fund	Management of Interest Rate Risk

Credit Default Swaps
During the period ended December 31, 2021, the State Street Active Core Bond Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
32

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2021 (Unaudited)

Delayed Delivery Transactions and When-Issued Securities
During the period, the State Street Active Core Bond Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions
The State Street Active Core Bond Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Subsequent Event
The Trust’s Board of Trustees (the “Trustees”) has approved separate Plans of Liquidation and Termination of Series (the “Plans”) with respect to the State Street Institutional International Equity Fund and the State Street Active Core Bond Fund (each, a "Liquidating Fund"), pursuant to which each Liquidating Fund is expected to be liquidated and terminated on or about March 25, 2022 (the “Liquidation Date”). The Plans authorize each Liquidating Fund and its investment adviser, SSGA Funds Management, Inc. (“SSGA FM”), to engage in such transactions as may be appropriate for each Liquidating Fund’s liquidation and dissolution, including, without limitation, the sale of fund assets and payment of, and provision for, fund liabilities in anticipation of the liquidation. Accordingly, during the period between the effective date of the Plans (January 24, 2022) and the Liquidation Date (the “Liquidation Period”), each Liquidating Fund will engage in business and activities solely for the purposes of winding down its business and affairs and making a distribution of its assets to shareholders, and it is possible each Liquidating Fund will not pursue or achieve its investment objective. Furthermore, it is anticipated that during all, or a portion of, the Liquidation Period each Liquidating Fund's assets will be held exclusively in cash and/or cash equivalents.
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